UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 06/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 56.55%
36,374	Adams Diversified Equity Fund, Inc.	$560,887
797,603	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	10,065,750
1,052,727	Alpine Total Dynamic Dividend Fund	9,211,361
480,995	BlackRock Credit Allocation Income Trust	5,810,420
73,024	BlackRock Multi-Sector Income Trust	1,247,980
69,840	Clough Global Equity Fund	999,410
639,644	Clough Global Opportunities Fund	7,023,291
140,389	Eaton Vance Limited Duration Income Fund	1,766,094
89,020	General American Investors Co., Inc.	3,055,166
115,753	Highland Floating Rate Opportunities Fund	1,808,062
254,573	Kayne Anderson MLP Investment Co.	4,796,155
320,776	Legg Mason BW Global Income Opportunities Fund, Inc.	3,660,054
1,648,004	Liberty All Star® Equity Fund	10,547,226
64,910	LMP Capital and Income Fund, Inc.	834,094
46,475	Morgan Stanley Emerging Markets Debt Fund, Inc.	406,656
94,788	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	635,080
112,149	Neuberger Berman High Yield Strategies Fund, Inc.	1,213,452
151,448	NexPoint Credit Strategies Fund	3,324,284
319,541	Nuveen AMT-Free Municipal Income Fund	4,157,228
315,637	Nuveen Credit Strategies Income Fund	2,509,314
249,258	Nuveen Dividend Advantage Municipal Fund	3,315,131
256,672	Nuveen Intermediate Duration Quality Municipal Term Fund	3,226,367
242,124	Nuveen Mortgage Opportunity Term Fund	5,692,335
89,136	Nuveen Mortgage Opportunity Term Fund 2	2,024,288
68,295	Prudential Global Short Duration High Yield Fund, Inc.	932,910
105,156	Royce Micro-Cap Trust, Inc.	1,050,508
773,397	Sprott Focus Trust, Inc.	6,047,965
437,244	Sprott Physical Gold and Silver Trust	5,478,667
1,050,184	Templeton Global Income Fund	6,448,130
225,002	Tri-Continental Corp.	5,964,803
46,007	Virtus Total Return Fund, Inc.	504,697
656,997	Western Asset Emerging Markets Income Fund, Inc.	8,718,350
1,193,311	Western Asset High Income Opportunity Fund, Inc.	5,751,759

TOTAL CLOSED-END FUNDS (Cost $122,071,945)		128,787,874

COMMON STOCKS - 4.46%
28,425	Atlantic Acquisition Corp.(a)	285,671
43,058	Big Rock Partners Acquisition Corp.(a)	426,709
36,479	Black Ridge Acquisition Corp.(a)	356,400
54,640	CM Seven Star Acquisition Corp.(a)	540,390
22,174	Draper Oakwood Technology Acquisition, Inc., Class A(a)	221,296
11,853	Far Point Acquisition Corp.(a)	120,782
92,573	Gordon Pointe Acquisition Corp.(a)	899,819
50,014	Haymaker Acquisition Corp.(a)	491,138
1	Haymaker Acquisition Corp. - Unit(a)	10
29,517	Industrea Acquisition Corp., Class A(a)	291,040
35,905	Legacy Acquisition Corp.(a)	345,406
51,076	Leisure Acquisition Corp.(a)	493,394
1	Leisure Acquisition Corp. - Unit(a)	10
15,565	LF Capital Acquisition Corp.(a)	156,739
76,417	MTech Acquisition Corp.(a)	745,830
66,662	One Madison Corp.(a)	645,955

Shares/Description		Value
100,890	Opes Acquisition Corp.(a)	$979,642
19,700	Osprey Energy Acquisition Corp.(a)	199,955
68,872	Pensare Acquisition Corp.(a)	681,144
39,796	Pure Acquisition Corp.(a)	383,634
1	Pure Acquisition Corp. - Unit(a)	10
23,421	Thunder Bridge Acquisition, Ltd.(a)	234,988
45,935	Tiberius Acquisition Corp.(a)	439,139
23,410	Trident Acquisitions Corp.(a)	228,247
18,954	Trinity Merger Corp.(a)	185,181
23,472	Twelve Seas Investment Co.(a)	236,128
36,078	Union Acquisition Corp.(a)	349,596
22,170	VectoIQ Acquisition Corp.(a)	211,502

TOTAL COMMON STOCKS (Cost $9,880,652)		10,149,755

EXCHANGE-TRADED FUNDS - 25.22%
105,594	Market Vectors® Gold Miners ETF	2,355,802
307,565	PowerShares® FTSE RAFI Emerging Markets Portfolio	6,357,369
100,632	PowerShares® FTSE RAFI US 1000 Portfolio	11,331,163
70,096	SPDR® S&P 500® ETF Trust	19,015,643
126,277	Vanguard® FTSE Developed Markets ETF	5,417,283
306,859	Vanguard® FTSE Emerging Markets ETF	12,949,450

TOTAL EXCHANGE-TRADED FUNDS (Cost $52,408,161)		57,426,710

PREFERRED STOCKS - 0.43%
37,580	General American Investors Co., Inc., Series B, 5.950%(b)	972,566

TOTAL PREFERRED STOCKS (Cost $889,361)		972,566

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.21%
United States - 1.21%
43,715	KCAP Financial, Inc.	6.13%	09/30/2022	1,105,552
66,145	TriplePoint Venture Growth Corp.	5.75%	07/15/2022	1,652,964
				2,758,516

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $2,746,500)				2,758,516

U.S. GOVERNMENT BONDS AND NOTES - 6.17%
14,151,100	U.S. Treasury Notes	1.13%	01/31/2019	14,064,037

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $14,095,237)				14,064,037

Shares/Description		Value
RIGHTS - 0.06%
28,425	Atlantic Acquisition Corp., Strike Price 11.50, Expires 12/31/2049(a)	16,202
43,058	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/31/2049(a)	19,376
18,240	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)	5,472
54,640	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2018(a)	17,485
3	Cornerstone Strategic Value Fund, Strike Price 13.46, Expires 07/24/2018(a)	0
3,860	Cornerstone Total Return Fund, Strike Price 13.09, Expires 07/24/2018(a)	0

Shares/Description		Value
22,174	Draper Oakwood Technology Acquisition, Inc., Strike Price 11.50, Expires 09/30/2024(a)	$13,083
68,872	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022(a)	33,747
38,147	Tortoise MLP Fund, Inc., Strike Price 14.64, Expires 07/20/2018(a)	14,210
36,078	Union Acquisition Corp., Strike Price 11.50, Expires 12/31/2049(a)	10,138

TOTAL RIGHTS(Cost $116,861)		129,713

WARRANTS - 0.18%
21,529	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/01/2022(a)	7,535
54,718	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)	13,680
27,320	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2018(a)	10,791
11,087	Draper Oakwood Technology Acquisition, Inc., Strike Price 11.50, Expires 09/30/2024(a)	8,094
92,573	Gordon Pointe Acquisition Corp., Strike Price 11.50, Expires 03/12/2019(a)	45,361
25,007	Haymaker Acquisition Corp., Strike Price 11.50, Expires 11/17/2022(a)	19,005
28,115	I-AM Capital Acquisition Co., Strike Price 11.50, Expires 10/10/2022(a)	8,744
29,517	Industrea Acquisition Corp., Strike Price 11.50, Expires 08/01/2024(a)	16,234
35,905	Legacy Acquisition Corp., Strike Price 5.75, Expires 12/01/2022(a)	15,439
25,538	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022(a)	17,877
76,417	MTech Acquisition Corp., Strike Price 11.50, Expires 08/02/2024(a)	49,671
33,331	One Madison Corp., Strike Price 11.50, Expires 02/23/2023(a)	34,664
100,890	Opes Acquisition Corp., Strike Price 11.50, Expires 01/16/2023(a)	33,294
17,237	Osprey Energy Acquisition Corp., Strike Price 11.50, Expires 08/15/2022(a)	27,579
34,436	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022(a)	22,039
19,898	Pure Acquisition Corp., Strike Price 11.50, Expires 04/17/2023(a)	25,469
45,935	Tiberius Acquisition Corp., Strike Price 11.50, Expires 04/10/2023(a)	25,724
23,410	Trident Acquisitions Corp., Strike Price 11.50, Expires 06/14/2021(a)	7,023
18,954	Trinity Merger Corp., Strike Price 11.50, Expires 06/01/2023(a)	7,582
36,078	Union Acquisition Corp., Strike Price 11.50, Expires 07/01/2025(a)	12,627

22,170	VectoIQ Acquisition Corp., Strike Price 11.50, Expires 06/12/2023(a)	11,085

TOTAL WARRANTS (Cost $400,791)		419,517

SHORT-TERM INVESTMENTS - 3.30%
Money Market Fund
7,507,659	State Street Institutional Trust (7 Day Yield 1.73%)	7,507,659

TOTAL SHORT-TERM INVESTMENTS(Cost $7,507,659)		7,507,659

TOTAL INVESTMENTS - 97.58% (Cost $210,117,167)		222,216,347
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.18%		400,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.24%		5,108,401
NET ASSETS - 100.00%		$227,724,748

(a)	Non-income producing security.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 27.95%
558,031	Aberdeen Asia-Pacific Income Fund, Inc.	$2,410,694
211,550	Advent Claymore Convertible Securities and Income Fund	3,234,599
810,003	Advent Claymore Convertible Securities and Income Fund II	4,527,917
171,560	Advent/Claymore Enhanced Growth & Income Fund	1,327,874
382,331	AllianceBernstein Global High Income Fund, Inc.	4,412,100
346,084	AllianceBernstein National Municipal Income Fund, Inc.	4,367,580
442,503	Ares Dynamic Credit Allocation Fund, Inc.	7,119,873
2,862,571	BlackRock Corporate High Yield Fund, Inc.	29,942,493
1,910,155	BlackRock Credit Allocation Income Trust	23,074,672
157,580	BlackRock Debt Strategies Fund, Inc.	1,761,744
391,655	BlackRock Limited Duration Income Trust	5,823,910
812,370	BlackRock Multi-Sector Income Trust	13,883,403
481,578	BlackRock Muni Intermediate Duration Fund, Inc.	6,361,645
597,078	Brookfield Real Assets Income Fund, Inc.	13,553,671
645,132	Deutsche Multi-Market Income Trust	5,683,613
17,460	Deutsche Strategic Income Trust	213,714
2,962,326	Eaton Vance Limited Duration Income Fund	37,266,061
1,079,850	Eaton Vance Senior Income Trust	6,889,443
52,603	Eaton Vance Short Duration Diversified Income Fund	684,891
78,750	First Trust Intermediate Duration Preferred & Income Fund	1,700,212
1,725,921	Invesco Dynamic Credit Opportunities Fund	20,055,202
219,867	Invesco High Income Trust II	2,966,006
2,610,566	Invesco Senior Income Trust	11,173,222
489,739	Legg Mason BW Global Income Opportunities Fund, Inc.	5,587,922
631,304	MFS Charter Income Trust	5,006,241
252,833	MFS Multimarket Income Trust	1,428,506
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,234,493
1,777,870	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,911,729
447,751	Neuberger Berman High Yield Strategies Fund, Inc.	4,844,666
41	NexPoint Credit Strategies Fund	900
2,672,451	Nuveen AMT-Free Municipal Income Fund	34,768,588
2,361,824	Nuveen Credit Strategies Income Fund	18,776,501
1,373,572	Nuveen Dividend Advantage Municipal Fund	18,268,508
573,221	Nuveen Global High Income Fund	8,850,532
6,300	Nuveen High Income December 2018 Target Term Fund	62,244
922,310	Prudential Global Short Duration High Yield Fund, Inc.	12,598,755
953,633	Prudential Short Duration High Yield Fund, Inc.	13,350,862
1,258,342	Templeton Emerging Markets Income Fund	12,923,172
2,914,143	Templeton Global Income Fund	17,892,838
2,865,792	Voya Prime Rate Trust	14,414,934
646,836	Wells Fargo Advantage Income Opportunities Fund	5,168,220
2,672,520	Western Asset Emerging Markets Income Fund, Inc.	35,464,340
116,261	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,947,372
1,534,505	Western Asset Global High Income Fund, Inc.	13,994,686
1,002,125	Western Asset High Income Fund II, Inc.	6,453,685
5,954,914	Western Asset High Income Opportunity Fund, Inc.	28,702,685
910,427	Western Asset High Yield Defined Opportunity Fund, Inc.	13,283,130
1,794,522	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	20,008,920

Shares/Description		Value
855,178	Western Asset/Claymore Inflation-Linked Securities & Income Fund	$9,774,685

TOTAL CLOSED-END FUNDS (Cost $560,900,926)		528,153,653

COMMON STOCKS - 0.06%
12,164	Frontera Energy Corp.(a)	176,682
52,330	SandRidge Energy, Inc.(a)	928,334

TOTAL COMMON STOCKS (Cost $2,720,381)		1,105,016

OPEN-END FUNDS - 1.72%
363,879	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio, Class I	4,268,301
2,972,427	RiverNorth/Oaktree High Income Fund, Class I(b)	28,324,554

TOTAL OPEN-END FUNDS (Cost $33,207,761)		32,592,855

PREFERRED STOCKS - 1.72%
223,000	Annaly Capital, Series G, 6.500%(c)	5,544,380
150,000	GDL Fund, Series C, 4.000%	7,869,000
160,427	Gladstone Investment Corp., Series C, 6.500%	4,097,981
473,100	Hercules Capital, 5.250%, 04/30/2025	11,747,073
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,169,429

TOTAL PREFERRED STOCKS (Cost $31,981,866)		32,427,863

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.20%
United States - 1.20%
215,262	KCAP Financial, Inc.	6.13%	09/30/2022	5,443,976
275,178	MVC Capital, Inc.	6.25%	11/30/2022	6,948,272
34,402	Oaktree Specialty Lending Corp.	6.13%	04/30/2028	849,730
6,831	THL Credit, Inc.	6.75%	11/15/2021	172,688
123,596	THL Credit, Inc.	6.75%	12/30/2022	3,147,990
247,369	TriplePoint Venture Growth Corp.	5.75%	07/15/2022	6,181,751
				22,744,407

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $22,494,949)				22,744,407

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.36%
Argentina - 0.06%
$350,000	Banco Macro SA(d)	6.75%	11/04/2026	329,000
450,000	Pampa Energia SA(d)	7.50%	01/24/2027	407,250
300,000	YPF SA(d)	8.50%	07/28/2025	286,785
200,000	YPF SA(d)	6.95%	07/21/2027	172,500
				1,195,535
Australia - 0.17%
1,000,000	APT Pipelines, Ltd.(e)	4.25%	07/15/2027	981,654
		3M US L +
265,000	Macquarie Group, Ltd.(e)(f)	1.023%	11/28/2023	253,275

Principal Amount/Description		Rate	Maturity	Value
		3M US L +
245,000	Macquarie Group, Ltd.(e)(f)	1.33%	03/27/2024	$244,021
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.38%	04/30/2025	478,862
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.63%	04/28/2026	483,203
		3M US L +
775,000	Westpac Banking Corp.(f)	0.72%	05/15/2023	776,211
				3,217,226
Austria - 0.02%
400,000	ESAL GmbH(d)	6.25%	02/05/2023	374,504

Bermuda - 0.02%
200,000	Digicel Group, Ltd.(e)	7.13%	04/01/2022	132,500
400,000	Digicel Group, Ltd.(d)	7.13%	04/01/2022	264,000
				396,500
Brazil - 0.01%
1,500,000	OAS Finance, Ltd.(c)(e)(g)	8.88%	Perpetual Maturity	135,000

British Virgin Islands - 0.02%
300,000	CNOOC Finance 2011, Ltd.(d)	4.25%	01/26/2021	306,011

Canada - 0.16%
395,000	Bank of Montreal(f)	3.80%	12/15/2032	366,386
330,000	BC ULC / New Red Finance, Inc.(e)	5.00%	10/15/2025	313,896
200,000	Canacol Energy, Ltd.(d)	7.25%	05/03/2025	193,750
250,000	Canadian Natural Resources, Ltd.	2.95%	01/15/2023	241,376
500,000	Fortis, Inc.	2.10%	10/04/2021	477,449
310,000	GW Honos Security Corp.(e)	8.75%	05/15/2025	317,750
180,000	Hulk Finance Corp.(e)	7.00%	06/01/2026	172,800
335,000	Kronos Acquisition Holdings, Inc.(e)	9.00%	08/15/2023	302,337
290,000	Telesat Canada / Telesat LLC(e)	8.88%	11/15/2024	311,025
305,000	Tervita Escrow Corp.(e)	7.63%	12/01/2021	312,625
				3,009,394
Cayman Islands - 0.26%
200,000	Banco BTG Pactual SA(d)	5.50%	01/31/2023	186,500
600,000	Banco do Brasil SA(c)(d)	6.25%	12/31/2049	471,750
200,000	CK Hutchison International 17, Ltd.(d)	2.88%	04/05/2022	195,049
200,000	Comunicaciones Celulares SA Via Comcel Trust(d)	6.88%	02/06/2024	205,715
200,000	Gran Tierra Energy International Holdings, Ltd.(d)	6.25%	02/15/2025	188,250
403,531	Guanay Finance, Ltd.(d)	6.00%	12/15/2020	406,558
1,099,130	Interoceanica IV Finance, Ltd.(d)(h)	0.00%	11/30/2025	939,756
300,000	Itau Unibanco Holding SA Island(c)(d)	6.50%	12/31/2049	285,000
200,000	Latam Finance, Ltd.(d)	6.88%	04/11/2024	196,500
1,000,000	Lima Metro Line 2 Finance, Ltd.(e)	5.88%	07/05/2034	1,022,600
400,000	SPARC EM SPC Panama Metro Line 2 SP(e)(h)	0.00%	12/05/2022	359,300
500,000	SPARC EM SPC Panama Metro Line 2 SP(d)(h)	0.00%	12/05/2022	449,125
80,000	Transocean Guardian, Ltd.(e)	5.88%	01/15/2024	79,600
				4,985,703
Chile - 0.18%
200,000	Banco de Credito e Inversiones SA(d)	4.00%	02/11/2023	199,251
300,000	Banco del Estado de Chile(d)	4.13%	10/07/2020	303,524
150,000	Banco del Estado de Chile(d)	3.88%	02/08/2022	149,876
700,000	Embotelladora Andina SA(d)	5.00%	10/01/2023	726,674
900,000	Empresa de Transporte de Pasajeros Metro SA(e)	5.00%	01/25/2047	891,000
191,300	Empresa Electrica Angamos SA(d)	4.88%	05/25/2029	187,279

Principal Amount/Description		Rate	Maturity	Value
$300,000	Engie Energia Chile SA(d)	5.63%	01/15/2021	$311,075
200,000	Geopark, Ltd.(d)	6.50%	09/21/2024	192,828
400,000	Itau CorpBanca(d)	3.88%	09/22/2019	401,925
				3,363,432
China - 0.04%
200,000	Alibaba Group Holding, Ltd.	2.80%	06/06/2023	192,634
300,000	CNPC HK Overseas Capital, Ltd.(d)	4.50%	04/28/2021	308,276
300,000	Sinopec Group Overseas Development 2016, Ltd.(d)	2.75%	09/29/2026	269,900
				770,810
Colombia - 0.02%
100,000	Bancolombia SA	6.13%	07/26/2020	104,375
100,000	Ecopetrol SA	7.63%	07/23/2019	104,630
100,000	Ecopetrol SA	5.88%	09/18/2023	106,250
				315,255
Costa Rica - 0.01%
200,000	Banco de Costa Rica(d)	5.25%	08/12/2018	200,240

Dominican Republic - 0.02%
300,000	Banco de Reservas de la Republica Dominicana(e)	7.00%	02/01/2023	303,000

France - 0.06%
525,000	BNP Paribas SA(e)	3.38%	01/09/2025	496,583
631,000	Orange SA	2.75%	02/06/2019	630,669
				1,127,252
Great Britain - 0.19%
510,000	Anglo American Capital PLC(e)	4.50%	03/15/2028	492,999
530,000	AstraZeneca PLC	2.38%	06/12/2022	510,281
390,000	Barclays PLC(f)	3M US L + 1.38%	05/16/2024	387,087
510,000	Credit Agricole SA/London(e)	3.75%	04/24/2023	500,048
770,000	HSBC Holdings PLC(f)	3M US L + 0.98723%	05/18/2024	768,366
530,000	Lloyds Banking Group PLC(f)	3M US L + 1.205%	11/07/2028	489,755
300,000	MARB BondCo PLC(d)	6.88%	01/19/2025	285,937
255,000	Royal Bank of Scotland Group PLC(f)	3M US L + 1.48%	05/15/2023	247,173
				3,681,646
Guatemala - 0.01%
200,000	Energuate Trust(e)	5.88%	05/03/2027	192,500

India - 0.06%
200,000	Adani Ports & Special Economic Zone, Ltd.(d)	3.95%	01/19/2022	196,394
300,000	Bharti Airtel, Ltd.(d)	4.38%	06/10/2025	276,956
200,000	Indian Oil Corp., Ltd.	5.63%	08/02/2021	209,026
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	211,267
200,000	Vedanta Resources PLC(d)	6.13%	08/09/2024	176,285
				1,069,928
Ireland - 0.06%
535,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	502,507
200,000	C&W Senior Financing DAC(d)	6.88%	09/15/2027	192,250
415,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	390,698
				1,085,455

Principal Amount/Description		Rate	Maturity	Value
Isle Of Man - 0.03%
$600,000	Gohl Capital, Ltd.	4.25%	01/24/2027	$569,003

Israel - 0.07%
100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.08%	12/30/2023	100,280
100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.41%	12/30/2025	100,675
1,100,000	Israel Electric Corp., Ltd.(e)	5.00%	11/12/2024	1,131,900
				1,332,855
Japan - 0.07%
490,000	Mitsubishi UFJ Financial Group, Inc.(f)	3M US L + 0.74%	03/02/2023	491,335
785,000	Sumitomo Mitsui Financial Group, Inc.(f)	3M US L + 0.74%	01/17/2023	786,319
				1,277,654
Luxembourg - 0.04%
200,000	Cosan Luxembourg SA(d)	7.00%	01/20/2027	194,500
165,000	Intelsat Jackson Holdings SA	7.25%	10/15/2020	165,000
200,000	Minerva Luxembourg SA(d)	6.50%	09/20/2026	184,000
200,000	Minerva Luxembourg SA(d)	5.88%	01/19/2028	175,350
				718,850
Malaysia - 0.07%
600,000	Axiata SPV2 Bhd	3.47%	11/19/2020	597,420
800,000	Malayan Banking Bhd(f)	3.91%	10/29/2026	788,964
				1,386,384
Mauritius - 0.02%
400,000	UPL Corp., Ltd.(d)	3.25%	10/13/2021	387,782

Mexico - 0.13%
600,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(d)(f)	5.95%	01/30/2024	605,250
400,000	BBVA Bancomer SA(d)(f)	5.13%	01/18/2033	356,500
200,000	Fomento Economico Mexicano SAB de CV	2.88%	05/10/2023	191,266
200,000	Grupo Idesa SA de CV(e)	7.88%	12/18/2020	156,000
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	156,000
450,000	Mexico City Airport Trust(e)	4.25%	10/31/2026	425,812
310,000	Petroleos Mexicanos	6.75%	09/21/2047	295,430
185,000	Petroleos Mexicanos(e)	6.35%	02/12/2048	168,350
200,000	Unifin Financiera SAB de CV SOFOM ENR(c)(d)	8.88%	12/31/2049	179,602
				2,534,210
Netherlands - 0.11%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	414,000
500,000	Bharti Airtel International Netherlands BV(d)	5.13%	03/11/2023	495,084
600,000	Petrobras Global Finance BV	5.75%	02/01/2029	528,378
725,000	Teva Pharmaceutical Finance Netherlands III BV	2.80%	07/21/2023	626,715
				2,064,177
Panama - 0.10%
388,308	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	402,384
100,000	Banco de Credito del Peru/Panama(d)	5.38%	09/16/2020	104,100
700,000	Banco Internacional del Peru SAA/Panama(d)	5.75%	10/07/2020	731,507
246,430	ENA Norte Trust(d)	4.95%	04/25/2023	248,278

Principal Amount/Description		Rate	Maturity	Value
$400,000	Global Bank Corp.(d)	5.13%	10/30/2019	$403,920
				1,890,189
Peru - 0.04%
100,000	BBVA Banco Continental SA(d)	5.00%	08/26/2022	102,875
200,000	Fondo MIVIVIENDA SA(e)	3.50%	01/31/2023	193,302
200,000	Inkia Energy, Ltd.(d)	5.88%	11/09/2027	187,250
200,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	199,000
				682,427
Philippines - 0.06%
150,000	BDO Unibank, Inc.	2.63%	10/24/2021	144,560
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	568,448
400,000	Union Bank of the Philippines	3.37%	11/29/2022	380,723
				1,093,731
Singapore - 0.16%
600,000	BPRL International Singapore Pte., Ltd.	4.38%	01/18/2027	570,947
200,000	DBS Group Holdings, Ltd.(c)	3.60%	12/29/2049	191,409
600,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	561,242
200,000	SingTel Group Treasury Pte, Ltd.	4.50%	09/08/2021	206,587
750,000	Temasek Financial I, Ltd.(d)	2.38%	01/23/2023	721,237
400,000	United Overseas Bank, Ltd.(f)	3.75%	09/19/2024	400,081
400,000	United Overseas Bank, Ltd.(f)	3.50%	09/16/2026	392,959
				3,044,462
South Korea - 0.03%
550,000	Korea Expressway Corp.(e)(f)	3M US L + 0.70%	04/20/2020	550,804

Spain - 0.03%
600,000	Banco Santander SA(f)	3M US L + 1.09%	02/23/2023	601,968

Switzerland - 0.03%
640,000	Credit Suisse Group AG(e)(f)	3M US L + 1.24%	06/12/2024	639,939

TOTAL FOREIGN CORPORATE BONDS (Cost $47,349,759)				44,503,826

U.S. CORPORATE BONDS - 3.43%
Advertising - 0.03%
520,000	Omnicom Group, Inc.	3.60%	04/15/2026	498,252

Aerospace/Defense - 0.03%
365,000	Lockheed Martin Corp.	4.70%	05/15/2046	387,852
170,000	TransDigm, Inc.	6.38%	06/15/2026	169,150
				557,002
Agriculture - 0.03%
95,000	BAT Capital Corp.(e)(f)	3M US L + 0.88%	08/15/2022	95,728
390,000	Reynolds American, Inc.	4.00%	06/12/2022	392,776
				488,504
Airlines - 0.03%
255,000	Delta Air Lines, Inc.	3.63%	03/15/2022	252,272
260,000	Delta Air Lines, Inc.	3.80%	04/19/2023	257,125
				509,397
Auto Manufacturers - 0.13%
1,035,000	Daimler Finance North America LLC(e)(f)	3M US L + 0.84%	05/04/2023	1,038,781
420,000	Ford Motor Co.	7.45%	07/16/2031	494,591

Principal Amount/Description		Rate	Maturity	Value
$185,000	General Motors Co.(f)	3M US L + 0.80%	08/07/2020	$185,673
450,000	General Motors Financial Co., Inc.(f)	3M US L + 0.99%	01/05/2023	451,753
305,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	298,739
				2,469,537
Banks - 0.11%
125,000	Capital One Financial Corp.(f)	3M US L + 0.72%	01/30/2023	124,354
755,000	Citigroup, Inc.(f)	3M US L + 1.10%	05/17/2024	759,285
330,000	Goldman Sachs Group, Inc.(f)	3M US L + 0.78%	10/31/2022	330,223
325,000	Goldman Sachs Group, Inc.(f)	3M US L + 1.17%	05/15/2026	321,369
520,000	Morgan Stanley(f)	3M US L + 1.34%	07/22/2028	494,608
				2,029,839
Beverages - 0.03%
300,000	Anheuser-Busch InBev Finance, Inc.	4.90%	02/01/2046	309,612
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	246,111
				555,723
Biotechnology - 0.02%
520,000	Celgene Corp.	4.35%	11/15/2047	460,900

Building Materials - 0.03%
320,000	Builders FirstSource, Inc.(e)	5.63%	09/01/2024	313,200
260,000	Owens Corning	4.40%	01/30/2048	217,737
				530,937
Chemicals - 0.04%
80,000	Hexion, Inc.	6.63%	04/15/2020	75,112
240,000	Hexion, Inc.(e)	10.38%	02/01/2022	236,400
515,000	The Mosaic Co.	4.05%	11/15/2027	492,910
				804,422
Coal - 0.03%
305,000	Peabody Energy Corp.(e)	6.00%	03/31/2022	309,956
310,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.50%	06/15/2025	316,975
				626,931
Commercial Services - 0.03%
239,000	Prime Security Services Borrower, LLC / Prime Finance, Inc.(e)	9.25%	05/15/2023	255,730
160,000	ServiceMaster Co. LLC(e)	5.13%	11/15/2024	155,600
180,000	Team Health Holdings, Inc.(e)	6.38%	02/01/2025	155,700
				567,030
Containers and Packaging - 0.04%
25,000	Flex Acquisition Co., Inc.(e)	7.88%	07/15/2026	24,965
255,000	Packaging Corp. of America	3.40%	12/15/2027	240,888
500,000	WestRock Co.(e)	3.75%	03/15/2025	491,213
				757,066
Cosmetics/Personal Care - 0.01%
165,000	Coty, Inc.(e)	6.50%	04/15/2026	158,709

Distribution/Wholesale - 0.02%
165,000	Avantor, Inc.(e)	9.00%	10/01/2025	166,683

Principal Amount/Description		Rate	Maturity	Value
$340,000	Beacon Escrow Corp.(e)	4.88%	11/01/2025	$316,200
				482,883
Diversified Financial Services - 0.21%
568,000	Air Lease Corp.	3.75%	02/01/2022	568,975
645,000	Ally Financial, Inc.	4.13%	03/30/2020	647,419
40,000	Ally Financial, Inc.	4.25%	04/15/2021	40,100
1,045,000	American Express Co.	2.50%	08/01/2022	1,002,767
175,000	ASP AMC Merger Sub, Inc.(e)	8.00%	05/15/2025	146,125
640,000	Discover Financial Services	4.10%	02/09/2027	614,753
320,000	NFP Corp.(e)	6.88%	07/15/2025	315,200
100,000	Springleaf Finance Corp.	7.13%	03/15/2026	99,750
499,000	Synchrony Financial	3.00%	08/15/2019	498,151
15,000	Synchrony Financial	3.95%	12/01/2027	13,859
				3,947,099
Electric - 0.27%
230,000	Duke Energy Corp.	3.75%	09/01/2046	204,441
215,000	Duke Energy Corp.	3.95%	08/15/2047	196,889
450,000	Duke Energy Progress, LLC	4.15%	12/01/2044	444,793
500,000	Edison International	4.13%	03/15/2028	493,081
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,034,779
250,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	240,666
335,000	NextEra Energy Operating Partners LP(e)	4.50%	09/15/2027	314,481
380,000	PSEG Power LLC	3.85%	06/01/2023	378,548
260,000	Southern California Edison Co.	4.13%	03/01/2048	246,396
655,000	The Southern Co.	2.45%	09/01/2018	654,594
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	982,933
				5,191,601
Electronics - 0.04%
265,000	Arrow Electronics, Inc.	3.88%	01/12/2028	248,719
525,000	Corning, Inc.	4.38%	11/15/2057	459,263
				707,982
Engineering & Construction - 0.02%
400,000	SBA Tower Trust(e)	3.17%	04/11/2022	393,231

Entertainment - 0.03%
320,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	322,000
295,000	GLP Capital LP / GLP Financing II, Inc.	5.75%	06/01/2028	298,687
				620,687
Food - 0.17%
340,000	B&G Foods, Inc.	5.25%	04/01/2025	321,300
130,000	JBS USA LUX / JBS USA Finance, Inc.(e)	6.75%	02/15/2028	122,973
500,000	Kraft Heinz Foods Co.	2.00%	07/02/2018	500,000
15,000	Kraft Heinz Foods Co.	2.80%	07/02/2020	14,887
80,000	Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.(e)	8.50%	06/01/2026	77,400
325,000	Pilgrim's Pride Corp.(e)	5.75%	03/15/2025	312,813
320,000	Post Holdings, Inc.(e)	5.50%	03/01/2025	313,200
530,000	Smithfield Foods, Inc.(e)	4.25%	02/01/2027	510,712
515,000	Sysco Corp.	3.25%	07/15/2027	483,093
515,000	The Kroger Co.	3.40%	04/15/2022	511,765
				3,168,143
Forest Products & Paper - 0.03%
510,000	Georgia-Pacific, LLC(e)	3.60%	03/01/2025	507,995

Healthcare-Products - 0.10%
760,000	Becton Dickinson & Co.	2.89%	06/06/2022	735,564
260,000	Boston Scientific Corp.	4.00%	03/01/2028	253,968

Principal Amount/Description		Rate	Maturity	Value
$315,000	Universal Hospital Services, Inc.	7.63%	08/15/2020	$315,394
520,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/2020	515,158
				1,820,084
Healthcare-Services - 0.05%
520,000	Anthem, Inc.	2.30%	07/15/2018	519,939
320,000	Centene Corp.	4.75%	01/15/2025	319,200
35,000	Centene Escrow I Corp.(e)	5.38%	06/01/2026	35,547
75,000	Polaris Intermediate Corp.(e)(i)	8.50% (9.25% PIK)	12/01/2022	77,625
				952,311
Holding Companies-Diversified - 0.01%
210,000	Petsmart, Inc.(e)	7.13%	03/15/2023	142,023

Home Furnishings - 0.02%
330,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	320,100

Housewares - 0.02%
495,000	Newell Brands, Inc.	5.50%	04/01/2046	483,136

Insurance - 0.16%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co.-Issuer(e)	8.25%	08/01/2023	310,463
485,000	Athene Global Funding(e)	3.00%	07/01/2022	469,839
530,000	AXA Equitable Holdings, Inc.(e)	3.90%	04/20/2023	526,219
515,000	Brighthouse Financial, Inc.	3.70%	06/22/2027	459,176
855,000	Liberty Mutual Group, Inc.(e)	6.50%	05/01/2042	1,047,255
140,000	Wand Merger Corp.(e)	8.13%	07/15/2023	142,275
				2,955,227
Internet - 0.04%
530,000	Expedia Group, Inc.	3.80%	02/15/2028	486,110
340,000	Match Group, Inc.(e)	5.00%	12/15/2027	317,050
				803,160
Investment Companies - 0.39%
5,000,000	Business Development Corp. of America(e)	5.38%	05/30/2023	4,972,650
2,500,000	FS Investment Corp.	4.25%	01/15/2020	2,506,104
				7,478,754
Leisure Time - 0.03%
260,000	Royal Caribbean Cruises, Ltd.	3.70%	03/15/2028	240,510
330,000	Viking Cruises, Ltd.(e)	5.88%	09/15/2027	312,675
				553,185
Lodging - 0.00%(j)
65,000	Boyd Gaming Corp.(e)	6.00%	08/15/2026	64,431

Machinery-Construction & Mining - 0.02%
295,000	Blueline Rental Finance Corp. / Blueline Rental, LLC(e)	9.25%	03/15/2024	314,588

Media - 0.07%
160,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.75%	02/15/2026	157,600
170,000	CCO Holdings, LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	156,400
280,000	Cengage Learning, Inc.(e)	9.50%	06/15/2024	238,000
605,000	Charter Communications Operating, LLC / Charter Communications Operating Capital	4.91%	07/23/2025	611,681
170,000	CSC Holdings LLC	5.25%	06/01/2024	161,075
				1,324,756
Oil & Gas - 0.20%
480,000	Andeavor	5.13%	12/15/2026	502,780

Principal Amount/Description		Rate	Maturity	Value
$515,000	Baker Hughes, a GE Co., LLC / Baker Hughes Co. - Obligor, Inc.	4.08%	12/15/2047	$460,972
515,000	CNOOC Finance 2015 USA, LLC	3.75%	05/02/2023	514,405
510,000	EQT Corp.	3.90%	10/01/2027	476,817
155,000	Extraction Oil & Gas, Inc.(e)	5.63%	02/01/2026	148,616
325,000	Gulfport Energy Corp.	6.38%	05/15/2025	317,281
185,000	Indigo Natural Resources, LLC(e)	6.88%	02/15/2026	179,912
190,000	Nabors Industries, Inc.(e)	5.75%	02/01/2025	180,025
208,000	Phillips 66	5.88%	05/01/2042	242,082
170,000	QEP Resources, Inc.	5.63%	03/01/2026	162,988
210,000	Sanchez Energy Corp.	6.13%	01/15/2023	143,325
165,000	Sunoco LP / Sunoco Finance Corp.(e)	5.50%	02/15/2026	156,750
150,000	USA Compression Partners LP / USA Compression Finance Corp.(e)	6.88%	04/01/2026	155,813
155,000	Weatherford International, Ltd.	9.88%	02/15/2024	157,275
				3,799,041
Packaging & Containers - 0.02%
325,000	Flex Acquisition Co., Inc.(e)	6.88%	01/15/2025	314,437

Pharmaceuticals - 0.05%
405,000	AbbVie, Inc.	4.70%	05/14/2045	402,981
500,000	CVS Health Corp.	5.05%	03/25/2048	506,931
				909,912
Pipelines - 0.17%
330,000	Cheniere Energy Partners LP(e)	5.25%	10/01/2025	322,724
505,000	Enable Midstream Partners LP	4.40%	03/15/2027	478,429
480,000	Energy Transfer LP	4.75%	01/15/2026	476,195
650,000	EQT Midstream Partners LP	4.75%	07/15/2023	649,451
633,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	723,050
585,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/2027	594,667
				3,244,516
REITS - 0.23%
380,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	382,414
800,000	American Tower Corp.	3.38%	10/15/2026	741,516
515,000	American Tower Corp.	3.60%	01/15/2028	477,936
500,000	Boston Properties LP	4.13%	05/15/2021	509,407
800,000	Crown Castle International Corp.	3.70%	06/15/2026	755,357
515,000	Crown Castle International Corp.	3.65%	09/01/2027	479,762
400,000	Digital Realty Trust LP	3.70%	08/15/2027	380,710
328,000	ESH Hospitality, Inc.(e)	5.25%	05/01/2025	317,340
335,000	MPT Operating Partnership LP / MPT Finance Corp.	5.25%	08/01/2026	329,975
				4,374,417
Retail - 0.04%
510,000	Dollar Tree, Inc.	4.00%	05/15/2025	499,072
200,000	McDonald's Corp.	4.45%	03/01/2047	199,239
120,000	PetSmart, Inc.(e)	5.88%	06/01/2025	92,700
				791,011
Semiconductors - 0.05%
505,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	504,881
510,000	Microchip Technology, Inc.(e)	4.33%	06/01/2023	511,255
				1,016,136
Software - 0.09%
148,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	149,035

Principal Amount/Description		Rate	Maturity	Value
$285,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l./Greeneden US Holdings II, LLC(e)	10.00%	11/30/2024	$318,808
310,000	Informatica LLC(e)	7.13%	07/15/2023	314,718
260,000	Oracle Corp.	4.13%	05/15/2045	251,116
175,000	Riverbed Technology, Inc.(e)	8.88%	03/01/2023	166,556
115,000	Solera LLC / Solera Finance, Inc.(e)	10.50%	03/01/2024	128,298
305,000	Sophia LP / Sophia Finance, Inc.(e)	9.00%	09/30/2023	321,737
				1,650,268
Special Purpose Banks - 0.02%
330,000	CRC Escrow Issuer, LLC / CRC Finco, Inc.(e)	5.25%	10/15/2025	313,087

Telecommunications - 0.16%
720,000	AT&T, Inc.	5.25%	03/01/2037	711,416
80,000	CB Escrow Corp.(e)	8.00%	10/15/2025	75,000
260,000	Cincinnati Bell, Inc.(e)	7.00%	07/15/2024	238,550
310,000	CommScope Technologies Finance, LLC(e)	6.00%	06/15/2025	318,137
80,000	Frontier Communications Corp.	8.50%	04/15/2020	81,951
310,000	GTT Communications, Inc.(e)	7.88%	12/31/2024	308,450
315,000	Level 3 Financing, Inc.	5.38%	01/15/2024	309,488
80,000	Sprint Capital Corp.	6.88%	11/15/2028	77,000
160,000	Sprint Corp.	7.13%	06/15/2024	161,934
200,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC(e)	4.74%	03/20/2025	198,960
515,000	Verizon Communications, Inc.	4.40%	11/01/2034	481,388
				2,962,274
Toys/Games/Hobbies - 0.02%
470,000	Hasbro, Inc.	3.50%	09/15/2027	435,449

Transportation - 0.07%
465,000	Burlington Northern Santa Fe, LLC	4.55%	09/01/2044	484,065
420,000	CSX Corp.	3.80%	11/01/2046	373,371
550,000	FedEx Corp.	4.75%	11/15/2045	549,380
				1,406,816
Trucking & Leasing - 0.01%
245,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(e)	4.20%	04/01/2027	241,801

Waste & Environmental Services & Equipment - 0.01%
195,000	Republic Services, Inc.	3.38%	11/15/2027	185,108

TOTAL U.S. CORPORATE BONDS (Cost $66,591,842)				64,889,898

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.34%
700,000	Argentine Republic Government International Bond	6.88%	01/26/2027	618,625
500,000	Chile Government International Bond	3.13%	03/27/2025	483,750
400,000	Chile Government International Bond	3.13%	01/21/2026	383,800
400,000	Costa Rica Government International Bond(d)	10.00%	08/01/2020	437,000

Principal Amount/Description		Rate	Maturity	Value
$400,000	Israel Government International Bond	4.00%	06/30/2022	$411,363
600,000	Israel Government International Bond	2.88%	03/16/2026	571,013
400,000	Malaysia Sovereign Sukuk Bhd International Bond(d)	3.04%	04/22/2025	381,928
250,000	Malaysia Sukuk Global Bhd International Bond(d)	3.18%	04/27/2026	237,348
285,000	Mexico Government International Bond	4.15%	03/28/2027	281,295
675,000	Mexico Government International Bond	3.75%	01/11/2028	639,056
400,000	Panama Government International Bond	4.00%	09/22/2024	404,000
600,000	Perusahaan Penerbit SBSN Indonesia III International Bond(e)	4.15%	03/29/2027	579,000
700,000	Philippine Government International Bond	4.20%	01/21/2024	715,720
300,000	Provincia de Buenos Aires International Bond	7.88%	06/15/2027	264,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $6,762,611)				6,407,898

COLLATERALIZED LOAN OBLIGATIONS - 1.17%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(e)(f)	3M US L +3.50%%	07/15/2026	500,851
	AIMCO CLO
500,000	Series 2018-AA(e)(f)	2.55% - 3M US L	04/17/2031	498,888
	Apidos CLO XII
500,000	Series 2018-12A(e)(f)	3M US L + 2.60%	04/15/2031	492,885
	Apidos CLO XVIII
250,000	Series 2014-18A(e)(f)	3M US L + 5.20%	07/22/2026	252,303
	Apidos CLO XXI
500,000	Series 2018-21A(e)(f)	3M US L + 2.45%	07/18/2027	500,000
1,000,000	Series 2018-21A(e)(f)	3M US L + 8.25%	07/18/2027	1,000,000
	Babson CLO, Ltd.
500,000	Series 2018-IA(e)(f)	3M US L + 2.60%	01/20/2031	495,871
	Barings CLO, Ltd.
500,000	Series 2016-3A(e)(f)	3M US L + 3.95%	01/15/2028	504,530
500,000	Series 2017-1A(e)(f)	3M US L + 3.60%	07/18/2029	502,001
1,000,000	Series 2018-3A(e)(f)	3M US L + 2.90%	07/20/2029	999,982
	Birchwood Park CLO, Ltd.
250,000	Series 2014-1A(e)(f)	3M US L + 6.40%	07/15/2026	250,368
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(e)(f)	3M US L + 2.60%	04/20/2031	500,928

Principal Amount/Description		Rate	Maturity	Value
	Canyon Capital CLO, Ltd.
$500,000	Series 2017-1A(e)(f)	3M US L + 3.60%	07/15/2030	$502,195
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/15/2031	991,882
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	07/15/2031	500,625
	Canyon CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/15/2031	499,945
	Cook Parl CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	04/17/2030	499,751
	Dorchester Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.40%	04/20/2028	500,000
875,000	Series 2018-1A(e)(f)	3M US L + 5.00%	04/20/2028	875,000
	Dryden CLO, Ltd.
500,000	Series 2018-57A(e)(f)	3M US L + 2.55%	05/15/2031	499,788
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/18/2030	500,000
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.40%	07/18/2030	1,000,000
	Goldentree Loan Management US CLO 3, Ltd.
500,000	Series 2018-3A(e)(f)	3M US L + 2.85%	04/20/2030	499,969
	Madison Park Funding XIV CLO, Ltd.
250,000	Series 2014-14A(e)(f)	3M US L + 4.75%	07/20/2026	250,886
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	01/15/2030	494,497
	Symphony CLO XVII, Ltd.
500,000	Series 2018-17A(e)(f)	3M US L + 2.65%	04/15/2028	500,029
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.75%	04/18/2029	503,630
1,000,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/18/2031	999,887
	Voya CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	04/18/2031	501,004
1,000,000	Series 2018-2A(e)(f)	3M US L + 2.75%	07/15/2031	999,821
1,000,000	Series 2018-2A(e)(f)	3M US L + 5.25%	07/15/2031	998,286
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/20/2030	1,000,000
	Wind River CLO, Ltd.
500,000	Series 2018-1A(e)(f)	2.90% - 3M US L	07/15/2030	500,000

Principal Amount/Description		Rate	Maturity	Value
$2,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/15/2030	$2,000,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,070,883)				22,115,802

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 26.46%
	AASET, Ltd.
961,095	Series 2018-1A(e)	3.84%	01/16/2038	963,618
	Adjustable Rate Mortgage Trust
558,414	Series 2005-1(f)	3.84%	05/25/2035	568,435
4,031,139	Series 2005-10(f)	3.89%	01/25/2036	3,559,371
489,748	Series 2005-7(f)	4.20%	10/25/2035	436,324
	ALM XII, Ltd.
500,000	Series 2018-12A(e)(f)	3M US L + 2.65%	04/16/2027	500,799
	Alternative Loan Trust
364,352	Series 2005-20CB	5.50%	07/25/2035	348,875
128,925	Series 2005-54CB	5.50%	11/25/2035	114,141
7,017,966	Series 2005-69(f)	4.33%	12/25/2035	6,779,529
651,756	Series 2005-6CB	5.50%	04/25/2035	660,484
305,049	Series 2005-85CB(f)	21.63% - 3.67 x 1M US L	02/25/2036	346,245
1,444,469	Series 2005-85CB(f)	1M US L + 1.10%	02/25/2036	1,300,549
358,410	Series 2005-86CB	5.50%	02/25/2036	318,814
371,719	Series 2005-9CB(f)	1M US L + 0.50%	05/25/2035	345,342
660,173	Series 2005-9CB(f)	5.05% - 1M US L	05/25/2035	47,094
334,080	Series 2006-12CB(f)	1M US L + 5.75%	05/25/2036	270,563
1,621,263	Series 2006-15CB	6.50%	06/25/2036	1,266,011
212,845	Series 2006-30T1	6.25%	11/25/2036	181,628
166,323	Series 2006-32CB	5.50%	11/25/2036	140,452
343,759	Series 2006-36T2(f)	28.06% - 4.6 x 1M US L	12/25/2036	439,456
15,593,008	Series 2006-J7	6.25%	11/25/2036	12,746,894
1,313,028	Series 2007-19	6.00%	08/25/2037	1,071,620
4,619,549	Series 2007-20	6.25%	08/25/2047	3,893,546
1,294,661	Series 2007-23CB(f)	1M US L + 0.50%	09/25/2037	891,902
1,236,186	Series 2007-23CB(f)	6.50% - 1M US L	09/25/2037	225,694
7,284,621	Series 2007-HY2(f)	3.51%	03/25/2047	6,758,771
	American Home Mortgage Investment Trust
11,007,531	Series 2006-1(f)	6M US L + 1.75%	12/25/2035	5,300,253
173,355	Series 2007-A(e)(k)	6.60%	01/25/2037	80,669
	Atlas Senior Loan Fund X, Ltd.
500,000	Series 2018-10A(e)(f)	3M US L + 1.09%	01/15/2031	497,132
	Atrium Hotel Portfolio Trust
515,000	Series 2017-ATRM(e)(f)	1M US L + 3.05%	12/15/2019	514,824
515,000	Series 2018-ATRM(e)(f)	1M US L + 2.30%	06/15/2021	516,286
1,309,000	Series 2018-ATRM(e)(f)	1M US L + 3.40%	06/15/2021	1,315,434

Principal Amount/Description		Rate	Maturity	Value
	Atrium IX
$500,000	Series 2017-9A(e)(f)	3M US L + 3.60%	05/28/2030	$504,317
	Atrium XIII
1,000,000	Series 2017-13A(e)(f)	3M US L + 6.05%	11/21/2030	1,012,451
	BAMLL Commercial Mortgage Securities Trust
17,000,000	Series 2015-200P(e)(f)	0.50%	04/14/2033	406,138
	Banc of America Alternative Loan Trust
51,106	Series 2005-6	6.00%	07/25/2035	51,098
106,174	Series 2005-6	5.50%	07/25/2035	97,005
	Banc of America Funding Corp.
399,427	Series 2008-R2(e)	6.00%	09/25/2037	413,340
	Banc of America Funding Trust
3,000,000	Series 2005-B(f)	1M US L + 0.45%	04/20/2035	2,861,059
245,365	Series 2006-2	5.50%	03/25/2036	241,179
6,583,539	Series 2007-4(f)	5.77%	05/25/2037	6,554,598
5,370,864	Series 2010-R5(e)(f)	6.00%	10/26/2037	5,056,287
	BBCMS Mortgage Trust
4,095,016	Series 2017-C1(f)	1.69%	02/15/2050	400,585
512,000	Series 2018-TALL(e)(f)	1M US L + 0.722%	03/15/2037	512,182
	BCAP, LLC Trust
156,602	Series 2007-AA2(f)	7.50%	04/25/2037	147,454
101,606	Series 2007-AA2	6.00%	04/25/2037	86,687
2,371,536	Series 2009-RR1(e)(f)	6.00%	10/26/2036	2,384,810
6,707,173	Series 2010-RR6(e)(f)	6.00%	07/26/2036	5,158,652
	Bear Stearns ALT-A Trust
1,419,474	Series 2004-11(f)	3.35%	11/25/2034	1,285,790
1,484,617	Series 2005-3(f)	3.56%	04/25/2035	1,403,721
10,958,075	Series 2006-3(f)	3.54%	05/25/2036	8,974,980
6,188,771	Series 2006-4(f)	4.31%	07/25/2036	5,782,834
1,324,967	Series 2006-6(f)	3.58%	11/25/2036	1,202,495
	Bear Stearns Asset Backed Securities I Trust
11,633,544	Series 2007-HE2(f)	1M US L + 0.23%	02/25/2037	10,146,342
	Bear Stearns Asset-Backed Securities Trust
165,305	Series 2005-HE3(f)	1M US L + 1.02%	03/25/2035	166,029
2,416,570	Series 2006-AC1(k)	6.25%	02/25/2036	1,909,369
	BX Trust
192,000	Series 2017-SLCT(e)(f)	1M US L + 2.05%	07/15/2034	192,421
315,000	Series 2017-SLCT(e)(f)	1M US L + 3.15%	07/15/2034	316,676
	CAL Funding III, Ltd.
966,667	Series 2018-1A(e)	3.96%	02/25/2043	963,992
	Carrington Mortgage Loan Trust
2,464,318	Series 2006-NC4(f)	1M US L + 0.16%	10/25/2036	2,318,962
	CFCRE Commercial Mortgage Trust
5,141,846	Series 2016-C3(f)	1.22%	12/10/2025	329,597
	Chase Mortgage Finance Trust
5,235,717	Series 2007-S2	6.00%	03/25/2037	4,436,036

Principal Amount/Description		Rate	Maturity	Value
$10,628,133	Series 2007-S2	6.00%	03/25/2037	$9,059,509
572,052	Series 2007-S3	5.50%	05/25/2037	461,287
	CHT 2017- COSMO Mortgage Trust
335,000	Series 2017-CSMO(e)(f)	1M US L + 3.00%	11/15/2019	337,603
178,000	Series 2017-CSMO(e)(f)	1M US L + 3.7412%	11/15/2019	179,758
	CIM Trust
12,000,000	Series 2016-1RR(e)(f)	12.35%	07/26/2055	11,596,498
12,000,000	Series 2016-2RR B2(e)(f)	8.03%	02/25/2056	11,723,665
12,000,000	Series 2016-3RR B2(e)(f)	7.94%	02/27/2056	11,659,273
11,430,000	Series 2016-3RR B2(e)(f)	12.29%	01/27/2057	12,021,362
4,357,925	Series 2017-6 A1(e)(f)	3.02%	06/25/2057	4,285,952
	Citicorp Mortgage Securities Trust
857,340	Series 2007-1	6.00%	01/25/2037	843,143
9,730	Series 2007-2	5.50%	02/25/2037	9,738
	Citigroup Commercial Mortgage Trust
3,922,466	Series 2014-GC25(f)	1.18%	10/10/2047	203,917
355,500	Series 2015-GC27(e)(f)	4.58%	01/10/2025	308,225
400,000	Series 2015-GC31(f)	4.20%	06/10/2025	378,831
420,000	Series 2015-GC35(f)	4.65%	11/10/2025	409,010
5,457,970	Series 2015-GC35(f)	1.03%	11/10/2048	241,263
488,000	Series 2016-P4	2.90%	07/10/2026	463,793
3,327,013	Series 2016-P4(f)	2.16%	07/10/2049	385,817
388,000	Series 2016-P6(f)	3.72%	12/10/2049	389,516
494,000	Series 2016-SMPLC D(e)	3.52%	09/10/2021	485,729
515,000	Series 2018-C5(f)	4.72%	06/10/2028	525,373
	Citigroup Mortgage Loan Trust
959,798	Series 2006-WF1(k)	4.99%	03/25/2036	695,423
1,395,938	Series 2007-OPX1(k)	6.33%	01/25/2037	972,162
1,060,333	Series 2008-AR4(e)(f)	3.78%	11/25/2038	1,057,973
1,080,413	Series 2008-AR4(e)(f)	3.96%	11/25/2038	1,090,624
827,312	Series 2010-8(e)(f)	6.00%	11/25/2036	823,058
2,478,281	Series 2010-8(e)(f)	6.00%	12/25/2036	2,443,145
	CitiMortgage Alternative Loan Trust
749,128	Series 2007-A1	6.00%	01/25/2037	705,193
147,558	Series 2007-A1(f)	5.40% - 1M US L	01/25/2037	13,480
241,776	Series 2007-A3(f)	5.40% - 1M US L	03/25/2037	21,899
105,060	Series 2007-A3(f)	6.00%	03/25/2037	102,729
871,058	Series 2007-A4	5.75%	04/25/2037	825,468
759,332	Series 2007-A6	5.50%	06/25/2037	720,668
	CLNS Trust
168,000	Series 2017-IKPR(e)(f)	1M US L + 3.15%	06/11/2032	168,405
168,000	Series 2017-IKPR(e)(f)	1M US L + 3.50%	06/11/2032	168,921
168,000	Series 2017-IKPR(e)(f)	1M US L + 4.50%	06/11/2032	169,501
	COBALT CMBS Commercial Mortgage Trust
120,411	Series 2007-C2(f)	5.57%	04/15/2047	120,948
	Coinstar Funding LLC
4,950,000	Series 2017-1A(e)	5.22%	04/25/2047	5,028,124
	Cold Storage Trust
301,000	Series 2017-ICE3(e)(f)	1M US L + 1.00%	04/15/2024	302,592
367,000	Series 2017-ICE3(e)(f)	1M US L + 1.35%	04/15/2024	368,727

Principal Amount/Description		Rate	Maturity	Value
	Commercial Mortgage Pass-Through Certificates
$312,400	Series 2014-CR19(f)	4.87%	08/10/2047	$310,361
400,000	Series 2014-CR20(f)	4.65%	11/10/2047	396,396
3,091,920	Series 2014-UBS4(e)	3.75%	08/10/2047	1,934,435
5,797,416	Series 2014-UBS4(e)	3.75%	08/10/2047	1,910,446
2,705,400	Series 2014-UBS4(e)	3.75%	08/10/2047	1,871,547
11,000	Series 2014-UBS4(e)(f)(l)	0.00%	08/10/2047	0
3,873,949	Series 2015-CR22(f)	1.12%	03/10/2025	167,073
475,000	Series 2015-CR25(f)	4.70%	08/10/2025	471,239
4,996,303	Series 2015-CR26(f)	1.18%	09/10/2025	275,525
419,000	Series 2015-LC23(f)	4.80%	10/10/2025	416,582
3,666,033	Series 2016-DC2(f)	1.21%	10/10/2025	219,498
249,000	Series 2016-DC2(f)	4.80%	02/10/2026	242,242
	Commercial Mortgage Trust
659,000	Series 2012-CR4(e)(f)	4.73%	10/15/2045	339,574
	Countrywide Home Loan Mortgage Pass-Through Trust
3,099,402	Series 2005-HYB7(f)	3.34%	11/20/2035	2,847,786
70,343	Series 2005-J4	5.50%	11/25/2035	68,996
2,352,312	Series 2006-18	6.00%	12/25/2036	2,105,696
392,811	Series 2007-17	6.00%	10/25/2037	373,959
419,921	Series 2007-3	6.00%	04/25/2037	354,177
446,555	Series 2007-7	5.75%	06/25/2037	385,597
	Credit Suisse First Boston Mortgage Securities Corp.
90,114	Series 2005-10	5.50%	11/25/2035	87,932
2,699,488	Series 2005-11	6.00%	12/25/2035	2,566,921
72,454	Series 2005-8	5.50%	08/25/2025	72,857
5,371,085	Series 2005-9	6.00%	10/25/2035	3,032,989
	Credit Suisse Mortgage Capital Certificates
4,463,456	Series 2006-2	5.75%	03/25/2036	3,999,872
	Credit-Based Asset Servicing & Securitization LLC
13,655,609	Series 2007-CB6(e)(f)	1M US L + 0.22%	07/25/2037	9,196,953
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(k)	5.70%	09/25/2036	1,569,641
157,510	Series 2007-1(f)	5.90%	05/25/2037	74,912
	CSAIL Commercial Mortgage Trust
5,837,432	Series 2015-C1(f)	1.07%	01/15/2025	260,729
419,000	Series 2015-C4(f)	4.74%	11/15/2025	418,101
5,928,574	Series 2017-C8(f)	1.40%	06/15/2050	438,722
	CSMC Mortgage-Backed Trust
221,972	Series 2006-1	6.00%	02/25/2036	164,925
47,743	Series 2006-4	5.50%	05/25/2021	44,856
891,984	Series 2006-5	6.25%	06/25/2036	447,061
118,626	Series 2006-9	6.00%	11/25/2036	92,676
2,444,631	Series 2007-1	6.00%	02/25/2037	2,168,141
13,308	Series 2007-2	5.00%	03/25/2037	13,133
590,149	Series 2007-3(f)	5.84%	04/25/2037	285,285
40,187	Series 2007-4	6.00%	06/25/2037	37,072
3,715,385	Series 2009-16R(e)(f)	6.00%	07/26/2037	3,746,695
993,081	Series 2010-7R(e)(f)	6.00%	04/26/2037	995,302
5,113,558	Series 2016-PR1(e)(k)	5.50%	07/25/2056	5,036,084

Principal Amount/Description		Rate	Maturity	Value
	CSMC Trust
$253,000	Series 2017-CHOP(e)(f)	1M US L + 1.90%	07/15/2032	$253,548
253,000	Series 2017-CHOP(e)(f)	1M US L + 3.30%	07/15/2032	254,333
180,000	Series 2017-PFHP(e)(f)	1M US L + 6.15%	12/15/2019	176,898
981,822	Series 2018-RPL2(e)(k)	4.03%	08/25/2062	984,209
	DBGS Mortgage Trust
550,000	Series 2018-5BP(e)(f)	1M US L + 1.35%	06/15/2020	547,765
550,000	Series 2018-5BP(e)(f)	1M US L + 2.45%	06/15/2020	547,838
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
392,540	Series 2005-6(f)	5.08% - 1M US L	12/25/2035	42,333
172,028	Series 2005-6(f)	1M US L + 1.40%	12/25/2035	148,171
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
194,833	Series 2006-PR1(e)(f)	12.12% - 1M US L	04/15/2036	175,548
	Earnest Student Loan Program
35,000	Series 2016-D(e)	0.00%	01/25/2041	2,447,414
	First Horizon Alternative Mortgage Securities Trust
81,627	Series 2005-FA6	5.50%	09/25/2035	72,952
1,055,445	Series 2005-FA6	5.50%	09/25/2035	943,279
89,590	Series 2006-FA7	6.25%	12/25/2036	76,093
168,288	Series 2007-FA2	6.00%	04/25/2037	124,843
	First Horizon Mortgage Pass-Through Trust
2,409,038	Series 2007-AR3(f)	3.53%	11/25/2037	2,263,239
	Freddie Mac Multifamily Structured Pass Through Certificates
3,595,704	Series 2016-K722(f)	1.44%	03/25/2023	178,827
	GE Commercial Mortgage Corp. Trust
197,774	Series 2007-C1(f)	5.61%	12/10/2049	196,759
	Global SC Finance IV, Ltd.
495,000	Series 2018-1A(e)	4.29%	05/17/2028	499,716
	Goldentree Loan Opportunities X, Ltd.
500,000	Series 2015-10A(e)(f)	3M US L + 3.35%	07/20/2027	500,579
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(e)	3.37%	06/10/2028	402,047
	Great Wolf Trust
152,000	Series 2017-WOLF(e)(f)	1M US L + 2.10%	09/15/2034	152,575
235,000	Series 2017-WOLF(e)(f)	1M US L + 3.10%	09/15/2034	236,444
125,000	Series 2017-WOLF(e)(f)	1M US L + 4.07%	09/15/2034	125,901
	GS Mortgage Securities Trust
304,052	Series 2011-GC3(e)(f)	0.82%	03/10/2021	4,458
2,308,573	Series 2011-GC5(e)(f)	1.52%	08/10/2044	77,010
1,331,000	Series 2014-GC26(e)(f)	4.66%	11/10/2047	1,144,217
7,361,851	Series 2015-GS1(f)	0.96%	11/10/2048	362,334
5,929,535	Series 2017-GS7(f)	1.29%	08/10/2050	465,632

Principal Amount/Description		Rate	Maturity	Value
	GSAA Home Equity Trust
$2,671,467	Series 2006-13(f)	6.04%	07/25/2036	$1,520,105
606,896	Series 2006-18(k)	5.68%	11/25/2036	312,226
188,490	Series 2006-6(f)	5.69%	03/25/2036	96,599
1,014,627	Series 2007-2(k)	6.10%	03/25/2037	446,665
	GSR Mortgage Loan Trust
506,132	Series 2005-AR4(f)	4.35%	07/25/2035	511,107
1,830,184	Series 2006-2F	5.25%	02/25/2036	1,462,774
996,730	Series 2007-2F	5.75%	02/25/2037	1,365,731
3,785,753	Series 2007-2F	6.00%	03/25/2037	3,392,732
1,608,904	Series 2007-AR2(f)	3.86%	05/25/2037	1,395,661
	Halcyon Loan Advisors Funding, Ltd.
620,335	Series 2013-1A(e)(f)	3M US L + 1.15%	04/15/2025	619,751
250,000	Series 2013-2A(e)(f)	3M US L + 2.70%	08/01/2025	250,369
	Harley Marine Financing LLC
997,500	Series 2018-1A(e)	5.68%	05/15/2022	1,012,832
	Helios Issuer, LLC Series
1,426,189	Series 2017-1A(e)	4.94%	09/20/2049	1,449,542
	Highbridge Loan Management, Ltd.
500,000	Series 2018-2016(e)(f)	3M US L + 2.90%	07/20/2030	500,000
	HSI Asset Loan Obligation Trust
59,802	Series 2007-2	5.50%	09/25/2037	57,487
	IndyMac IMJA Mortgage Loan Trust
1,432,358	Series 2007-A1	6.00%	08/25/2037	1,140,875
	IndyMac IMSC Mortgage Loan Trust
4,753,726	Series 2007-F2	6.50%	07/25/2037	3,075,114
	IndyMac Index Mortgage Loan Trust
2,900,130	Series 2005-AR31(f)	3.51%	01/25/2036	2,769,692
1,458,069	Series 2005-AR35(f)	3.48%	02/25/2036	1,260,109
3,803,637	Series 2006-AR25(f)	3.40%	09/25/2036	3,638,131
	Invitation Homes
995,000	Series 2018-SFR1(e)(f)	1M US L + 1.25%	03/17/2037	998,110
650,000	Series 2018-SFR1(e)(f)	1M US L + 1.45%	03/17/2037	651,247
	JP Morgan Alternative Loan Trust
350,481	Series 2005-S1	6.00%	12/25/2035	341,646
17,987	Series 2006-S1	5.00%	02/25/2021	17,942
313,745	Series 2006-S3(k)	6.12%	08/25/2036	298,378
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(f)	4.81%	08/15/2047	396,236
388,000	Series 2014-C26(f)	4.57%	12/15/2024	381,730
627,390	Series 2015-C27(e)(f)	3.98%	02/15/2025	553,786
5,796,319	Series 2015-C28(f)	1.29%	03/15/2025	277,295
9,999,332	Series 2015-C30(f)	0.77%	07/15/2025	293,033
3,900,351	Series 2015-C31(f)	1.12%	08/15/2025	189,955
200,000	Series 2015-C32(f)	4.82%	10/15/2025	199,216
489,000	Series 2015-C33(f)	4.77%	11/15/2025	493,002
414,000	Series 2016-C1(f)	4.90%	02/15/2026	420,329
	JP Morgan Chase Commercial Mortgage Securities Corp.
154,317	Series 2006-LDP8(f)	0.53%	05/15/2045	241
103,394	Series 2006-LDP9	5.37%	05/15/2047	104,155
4,000,000	Series 2007-CH1(k)	4.94%	11/25/2036	3,938,663

Principal Amount/Description		Rate	Maturity	Value
$82,974	Series 2007-LD11(f)	6.16%	06/15/2049	$83,799
41,328	Series 2007-LDPX(f)	5.46%	01/15/2049	41,369
3,010,529	Series 2012-C8(f)	1.95%	10/15/2045	179,636
400,000	Series 2014-DSTY(e)	3.43%	06/10/2027	399,480
262,000	Series 2015-JP1(e)(f)	4.90%	01/15/2049	184,297
119,000	Series 2016-JP2(f)	3.94%	07/15/2026	114,090
155,000	Series 2016-JP2	3.46%	07/15/2026	148,489
129,000	Series 2017-MAUI(e)(f)	1M US L + 1.25%	07/15/2034	129,254
121,000	Series 2017-MAUI(e)(f)	1M US L + 1.95%	07/15/2034	121,473
107,000	Series 2017-MAUI(e)(f)	1M US L + 2.95%	07/15/2034	107,631
151,000	Series 2017-MAUI(e)(f)	1M US L + 3.75%	07/15/2034	152,078
517,000	Series 2018-LAQ(e)(f)	1M US L + 1.60%	06/15/2025	518,351
517,000	Series 2018-LAQ(e)(f)	1M US L + 2.10%	06/15/2025	518,316
	JP Morgan Mortgage Acquisition Corp.
331,858	Series 2006-CH2(k)	5.46%	09/25/2029	274,153
	JP Morgan Mortgage Trust
8,487,752	Series 2005-S3	6.50%	01/25/2036	7,156,923
211,236	Series 2007-S3	6.00%	08/25/2037	173,520
1,181,139	Series 2007-S3	6.00%	08/25/2037	970,250
	JP Morgan Resecuritization Trust
1,769,771	Series 2011-1(e)(f)	6.00%	06/26/2037	1,647,247
	Labrador Aviation Finance, Ltd.
11,393,229	Series 2016-1A(e)	5.68%	01/15/2042	11,403,927
	LB-UBS Commercial Mortgage Trust
287,171	Series 2006-C7(e)(f)	0.90%	11/15/2038	138
215,378	Series 2006-C7(e)(f)	0.90%	11/15/2038	104
	LCM XIV LP
1,000,000	Series 2018-14A(e)(f)	3M US L + 2.75%	07/20/2031	1,000,061
750,000	Series 2018-14A(e)(f)	3M US L + 5.50%	07/20/2031	739,950
	Lehman Mortgage Trust
6,651,900	Series 2006-1(f)	5.44%	02/25/2036	6,658,671
708,909	Series 2006-6	5.50%	10/25/2036	636,948
3,911,144	Series 2006-7(f)	1M US L + 0.25%	11/25/2036	380,352
3,911,144	Series 2006-7(f)	7.75% - 1M US L	11/25/2036	712,914
1,590,065	Series 2006-8(f)	1M US L + 0.42%	12/25/2036	877,982
1,590,065	Series 2006-8(f)	6.58% - 1M US L	12/25/2036	322,856
870,721	Series 2007-10	6.00%	01/25/2038	924,174
378,847	Series 2007-10	6.50%	01/25/2038	282,985
	Lehman XS Trust
149,458	Series 2006-5(k)	5.89%	04/25/2036	179,537
	Master Asset Backed Securities Trust
17,836,835	Series 2006-NC3(f)	1M US L + 0.21%	10/25/2036	11,873,337
	Merrill Lynch Alternative Note Asset Trust
813,247	Series 2007-F1	6.00%	03/25/2037	353,915

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Bank of America Merrill Lynch Trust
$3,450,959	Series 2012-C5(e)(f)	1.63%	08/15/2045	$161,513
450,000	Series 2014-C19	4.00%	12/15/2024	427,481
380,000	Series 2015-C25(f)	4.68%	09/15/2025	381,042
600,000	Series 2015-C26(e)	3.06%	10/15/2025	483,293
350,000	Series 2015-C27(f)	4.68%	11/15/2025	337,637
502,000	Series 2015-C27(e)(f)	3.24%	11/15/2025	400,631
404,000	Series 2016-C32	3.72%	12/15/2049	404,218
	Morgan Stanley Capital I Trust
3,356,976	Series 2011-C1(e)(f)	0.57%	09/15/2047	25,722
400,000	Series 2014-MP(e)(f)	3.82%	08/11/2021	394,279
6,752,480	Series 2015-UBS8(f)	1.08%	12/15/2025	369,174
1,415,816	Series 2016-UB11 XA(f)	1.79%	08/15/2026	128,645
	Morgan Stanley Mortgage Loan Trust
2,962,924	Series 2005-3AR(f)	3.75%	07/25/2035	2,773,079
220,889	Series 2006-11	6.00%	08/25/2036	182,139
1,183,326	Series 2006-7(f)	5.04%	06/25/2036	1,039,028
1,201,829	Series 2006-7	6.00%	06/25/2036	1,055,087
473,688	Series 2007-3XS(k)	5.70%	01/25/2047	282,123
	Morgan Stanley Re-REMIC Trust
373,145	Series 2011-R1(e)(f)	5.94%	02/26/2037	392,357
	Mosaic Solar Loan Trust
191,141	Series 2017-1A(e)	4.45%	06/20/2042	195,275
714,396	Series 2018-1A(e)	4.01%	08/20/2030	717,241
	MSCG Trust
267,322	Series 2016-SNR(e)	5.21%	11/15/2034	266,602
	Nationstar HECM Loan Trust
12,000,000	Series 2017-2A(e)(f)	3.97%	09/25/2027	11,927,460
	Natixis Commercial Mortgage Securities Trust
345,000	Series 2018-FL1(e)(f)	1M US L + 0.95%	06/15/2035	345,863
345,000	Series 2018-FL1(e)(f)	1M US L + 2.20%	06/15/2035	345,028
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(e)	3.68%	11/17/2025	496,598
	Neuberger Berman CLP XXIII, Ltd.
1,000,000	Series 2016-23A(e)(f)	3M US L + 6.58%	10/17/2027	1,011,913
	New Century Home Equity Loan Trust
15,015,000	Series 2005-3(f)	1M US L + 0.70%	07/25/2035	14,212,106
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,440,241	Series 2005-AP3(f)	5.32%	08/25/2035	968,930
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 8.09%	07/15/2030	991,115
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(e)(f)	3M US L + 2.85%	07/25/2030	500,000
	Octagon Investment Partners XIV, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 4.00%	07/15/2029	505,907

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XVI, Ltd.
$500,000	Series 2013-1A(e)(f)	3M US L + 3.35%	07/17/2025	$500,664
500,000	Series 2013-1A(e)(f)	3M US L + 4.50%	07/17/2025	491,898
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/17/2030	500,000
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/17/2030	1,000,000
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 5.45%	01/22/2030	495,615
	OneMain Financial Issuance Trust
1,121,549	Series 2015-1A(e)	3.19%	03/18/2026	1,125,365
	PFP, Ltd.
115,373	Series 2017-3(e)(f)	1M US L + 1.05%	01/14/2035	115,614
146,000	Series 2017-3(e)(f)	1M US L + 1.30%	01/14/2035	146,415
84,000	Series 2017-3(e)(f)	1M US L + 1.75%	01/14/2035	84,390
88,000	Series 2017-3(e)(f)	1M US L + 2.50%	01/14/2035	88,630
	PHH Alternative Mortgage Trust
1,462,067	Series 2007-2	6.00%	05/25/2037	1,327,355
	PR Mortgage Loan Trust
12,558,990	Series 2014-1(e)(f)	5.91%	10/25/2049	11,169,841
	Pretium Mortgage Credit Partners LLC
1,406,871	Series 2018-NPL2(e)(k)	3.70%	03/27/2033	1,404,192
	Prime Mortgage Trust
54,693	Series 2006-1	5.50%	06/25/2036	54,755
103,246	Series 2006-DR1(e)	5.50%	05/25/2035	74,779
	RAIT Trust
391,631	Series 2017-FL7(e)(f)	1M US L + 0.95%	06/15/2025	391,884
111,000	Series 2017-FL7(e)(f)	1M US L + 1.30%	06/15/2025	111,042
	RBSGC Structured Trust
253,166	Series 2008-B(e)	6.00%	06/25/2037	240,641
	Residential Accredit Loans, Inc.
2,064,016	Series 2005-QS17	6.00%	12/25/2035	1,998,324
5,066,477	Series 2006-QA5(f)	1M US L + 0.22%	07/25/2036	3,448,640
3,134,245	Series 2006-QS10	6.50%	08/25/2036	2,940,844
1,152,190	Series 2006-QS4	6.00%	04/25/2036	1,061,354
1,029,404	Series 2006-QS6	6.00%	06/25/2036	946,898
733,460	Series 2006-QS6	6.00%	06/25/2036	674,673
327,973	Series 2006-QS7(f)	5.60% - 1M US L	06/25/2036	38,586
109,324	Series 2006-QS7(f)	1M US L + 0.40%	06/25/2036	85,452
2,079,517	Series 2006-QS7	6.00%	06/25/2036	1,915,268
131,024	Series 2006-QS8(f)	1M US L + 0.45%	08/25/2036	99,506
393,071	Series 2006-QS8(f)	5.55% - 1M US L	08/25/2036	43,407
2,770,324	Series 2007-QS3	6.50%	02/25/2037	2,515,988
84,181	Series 2007-QS6	6.25%	04/25/2037	78,863

Principal Amount/Description		Rate	Maturity	Value
$11,861	Series 2007-QS6(f)	55.00% - 8.33 x 1M US L	04/25/2037	$20,416
4,070,104	Series 2007-QS9	6.50%	07/25/2037	3,791,351
360,332	Series 2008-QR1	6.00%	08/25/2036	270,835
	Residential Asset Securitization Trust
562,741	Series 2006-A1	6.00%	04/25/2036	476,810
1,150,563	Series 2006-A2	6.00%	01/25/2046	862,736
1,008,041	Series 2006-A6	6.50%	07/25/2036	574,539
4,949,054	Series 2006-A7CB	6.25%	07/25/2036	4,825,467
163,173	Series 2006-A8	6.50%	08/25/2036	95,822
454,611	Series 2006-A8	6.00%	08/25/2036	404,715
345,484	Series 2006-A8(f)	5.90% - 1M US L	08/25/2036	73,511
1,734,612	Series 2007-A1	6.00%	03/25/2037	1,167,556
91,305	Series 2007-A6	6.00%	06/25/2037	82,167
2,949,322	Series 2007-A7	6.00%	07/25/2037	1,997,399
10,895,069	Series 2007-A8	6.00%	08/25/2037	8,906,836
	Residential Funding Mortgage Securities I Trust
1,260,513	Series 2006-S3	5.50%	03/25/2036	1,212,343
260,822	Series 2006-S6	6.00%	07/25/2036	254,933
1,848,231	Series 2006-S6	6.00%	07/25/2036	1,806,499
490,690	Series 2007-S3	6.00%	03/25/2037	467,717
393,831	Series 2007-S6	6.00%	06/25/2037	374,414
	Sapphire Aviation Finance I, Ltd.
979,167	Series 2018-1A(e)	5.93%	03/15/2025	993,064
	Sequoia Mortgage Trust
2,669,600	Series 2007-3(f)	3.69%	07/20/2037	2,569,732
	SMB Private Education Loan Trust 2018-B
500,000	Series 2018-B(e)(f)	1M US L + 0.72%	08/15/2027	502,702
	SoFi Consumer Loan Program, LLC
130,012	Series 2017-2(e)	3.28%	02/25/2026	129,946
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(e)	3.61%	09/25/2040	293,554
	Springleaf Funding Trust
1,572,471	Series 2015-AA(e)	3.16%	05/15/2019	1,572,069
	Sprite, Ltd.
480,293	Series 2017-1(e)	4.25%	12/15/2037	485,271
	Start, Ltd.
1,000,000	Series 2018-1(e)	4.09%	05/15/2025	998,422
	Structured Adjustable Rate Mortgage Loan Trust
1,073,585	Series 2005-15(f)	3.74%	07/25/2035	920,951
	Structured Asset Securities Corp.
253,986	Series 2005-RF1(e)(f)	1M US L + 0.35%	03/25/2035	237,613
255,205	Series 2005-RF1(e)(f)	1.37%	03/25/2035	26,225
	Suntrust Alternative Loan Trust
7,233,549	Series 2005-1F	6.50%	12/25/2035	6,932,599
	TAL Advantage, LLC
895,698	Series 17-1A	4.50%	04/20/2042	913,990
	TBW Mortgage-Backed Trust
1,454,580	Series 2006-2	7.00%	07/25/2036	593,160
	Textainer Marine Containers V, Ltd.
894,993	Series 2017-1A(e)	3.72%	05/20/2042	890,117
	TRIP Rail Master Funding, LLC
418,789	Series 2017-1A(e)	2.71%	08/15/2047	413,394

Principal Amount/Description		Rate	Maturity	Value
	UBS Commercial Mortgage Trust
$513,000	Series 2017-C6(f)	4.60%	12/15/2050	$497,315
511,000	Series 2018-C8(f)	4.86%	02/15/2051	502,175
6,197,199	Series 2018-C9(f)	1.07%	03/15/2051	433,681
	Vantage Data Centers Issuer, LLC
747,500	Series 2018-1A(e)	4.07%	02/15/2023	748,412
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(e)	5.25%	02/15/2048	3,021,381
	Velocity Commercial Capital Loan Trust
5,573,586	Series 2017-2(e)(f)	3.07%	11/25/2047	5,506,508
	Wachovia Bank Commercial Mortgage Trust
73,394	Series 2006-C29(f)	0.38%	11/15/2048	1
209,064	Series 2007-C33(f)	6.21%	02/15/2051	212,899
	Wachovia Mortgage Loan Trust, LLC Series Trust
926,681	Series 2005-B(f)	3.80%	10/20/2035	911,064
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,798,903	Series 2005-1	6.00%	03/25/2035	1,819,345
76,147	Series 2005-9	5.50%	11/25/2035	67,663
584,761	Series 2006-5	6.00%	07/25/2036	483,913
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,145,755	Series 2006-2	6.00%	03/25/2036	1,114,942
	Wells Fargo Alternative Loan Trust
680,050	Series 2007-PA2(f)	1M US L + 0.43%	06/25/2037	570,388
680,050	Series 2007-PA2(f)	6.07% - 1M US L	06/25/2037	68,543
247,884	Series 2007-PA3	5.75%	07/25/2037	232,772
919,535	Series 2007-PA3	6.25%	07/25/2037	871,920
5,047,972	Series 2007-PA5	6.25%	11/25/2037	4,994,134
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(e)	3.94%	06/15/2024	433,525
6,010,404	Series 2015-C31(f)	1.24%	07/15/2025	362,163
420,000	Series 2015-C31(f)	4.76%	11/15/2025	418,695
340,000	Series 2015-LC22(f)	4.69%	09/15/2058	335,228
380,000	Series 2015-NXS3(f)	4.64%	09/15/2057	367,886
420,000	Series 2015-NXS4(f)	4.75%	12/15/2048	420,291
518,000	Series 2018-C45	4.73%	06/15/2051	518,465
	Wells Fargo Mortgage-Backed Securities Trust
1,665,032	Series 2005-12	5.50%	11/25/2035	1,692,419
455,473	Series 2006-11	6.00%	09/25/2036	439,843
56,113	Series 2006-2	5.75%	03/25/2036	54,997
182,068	Series 2006-2	5.50%	03/25/2036	179,231
559,337	Series 2007-13	6.00%	09/25/2037	561,562
627,376	Series 2007-14	6.00%	10/25/2037	621,962
549,887	Series 2007-2	6.00%	03/25/2037	547,212
	WF-RBS Commercial Mortgage Trust
2,363,221	Series 2012-C9(e)(f)	2.05%	11/15/2045	156,827
4,254,745	Series 2014-C21(f)	1.23%	08/15/2047	199,937

Principal Amount/Description		Rate	Maturity	Value
$4,716,922	Series 2014-C22(f)	1.04%	09/15/2057	$186,838

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $489,197,757)				500,019,147

U.S. GOVERNMENT BONDS AND NOTES - 14.55%
5,115,000	U.S. Treasury Bonds	2.25%	08/15/2027	4,867,642
4,710,000	U.S. Treasury Bonds	2.25%	11/15/2027	4,476,340
3,755,000	U.S. Treasury Bonds	2.75%	11/15/2042	3,607,513
3,970,000	U.S. Treasury Bonds	3.63%	08/15/2043	4,420,192
1,810,000	U.S. Treasury Bonds	3.38%	05/15/2044	1,937,336
3,230,000	U.S. Treasury Bonds	2.88%	08/15/2045	3,163,129
3,310,000	U.S. Treasury Bonds	2.88%	11/15/2046	3,238,499
2,650,000	U.S. Treasury Bonds	3.00%	02/15/2047	2,657,557
2,170,000	U.S. Treasury Bonds	2.75%	11/15/2047	2,068,832
5,696,398	U.S. Treasury Inflation Indexed Bonds(m)	0.13%	04/15/2022	5,580,956
1,915,067	U.S. Treasury Inflation Indexed Bonds(m)	0.38%	07/15/2027	1,863,568
7,500,000	U.S. Treasury Notes	1.38%	07/31/2018	7,497,388
7,500,000	U.S. Treasury Notes	1.50%	08/31/2018	7,495,013
8,000,000	U.S. Treasury Notes	0.75%	09/30/2018	7,975,847
7,500,000	U.S. Treasury Notes	0.75%	10/31/2018	7,469,531
7,500,000	U.S. Treasury Notes	1.38%	11/30/2018	7,478,027
8,000,000	U.S. Treasury Notes	1.25%	12/31/2018	7,963,750
116,404,000	U.S. Treasury Notes	1.13%	01/31/2019	115,687,843
7,500,000	U.S. Treasury Notes	1.50%	02/28/2019	7,463,818
15,500,000	U.S. Treasury Notes	1.50%	03/31/2019	15,411,602
5,680,000	U.S. Treasury Notes	1.50%	10/31/2019	5,610,220
5,740,000	U.S. Treasury Notes	1.75%	11/30/2019	5,683,048
4,240,000	U.S. Treasury Notes	2.13%	08/31/2020	4,201,906
4,600,000	U.S. Treasury Notes	2.00%	09/30/2020	4,543,039
4,200,000	U.S. Treasury Notes	1.75%	10/31/2020	4,121,906
4,625,000	U.S. Treasury Notes	1.63%	11/30/2020	4,521,209
4,600,000	U.S. Treasury Notes	2.00%	05/31/2021	4,520,488
4,740,000	U.S. Treasury Notes	1.13%	06/30/2021	4,535,680
650,000	U.S. Treasury Notes	1.88%	01/31/2022	632,265
4,710,000	U.S. Treasury Notes	1.88%	08/31/2024	4,467,509
4,720,000	U.S. Treasury Notes	2.13%	09/30/2024	4,537,377
5,470,000	U.S. Treasury Notes	2.25%	10/31/2024	5,294,682

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $276,134,319)				274,993,712

MUNICIPAL BONDS - 0.75%
33,700,000	Commonwealth of Puerto Rico, Series A Revenue Bonds(g)	8.00%	07/01/2035	13,732,750
120,000	Missouri Highway & Transportation Commission Revenue Bonds	5.06%	05/01/2024	130,634
165,000	State of California General Obligation Bonds	7.55%	04/01/2039	243,915

TOTAL MUNICIPAL BONDS (Cost $26,392,363)				14,107,299

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.24%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
$311,000	Series 2015-K050(f)	3.33%	08/25/2025	$313,502
412,000	Series 2016-K053	3.00%	12/25/2025	404,897
	Federal Home Loan Mortgage Corp. Pool
335,578	Series Pool #G01840	5.00%	07/01/2035	358,321
126,846	Series Pool #G04817	5.00%	09/01/2038	135,473
	Federal Home Loan Mortgage Corp. REMICS
1,616,092	Series 2003-2722(f)	9.89% - 1M US L	12/15/2033	1,734,229
306,850	Series 2005-R003	5.50%	10/15/2035	331,298
2,158,230	Series 2006-3244(f)	6.66% - 1M US L	11/15/2036	362,468
102,981	Series 2007-3261(f)	6.43% - 1M US L	01/15/2037	15,776
270,128	Series 2007-3262(f)	6.40% - 1M US L	01/15/2037	26,702
996,184	Series 2007-3301(f)	6.10% - 1M US L	04/15/2037	109,717
729,665	Series 2007-3303(f)	6.10% - 1M US L	04/15/2037	96,951
1,375,940	Series 2007-3303(f)	6.08% - 1M US L	04/15/2037	166,633
312,055	Series 2007-3382(f)	6.00% - 1M US L	11/15/2037	27,197
637,556	Series 2007-3384(f)	6.31% - 1M US L	08/15/2036	72,700
270,408	Series 2007-3384(f)	6.39% - 1M US L	11/15/2037	25,223
352,584	Series 2008-3417(f)	6.18% - 1M US L	02/15/2038	28,956
3,816,362	Series 2008-3419(f)	6.43% - 1M US L	02/15/2038	489,071
330,530	Series 2008-3423(f)	5.65% - 1M US L	03/15/2038	28,887
6,696,492	Series 2008-3423(f)	6.00% - 1M US L	03/15/2038	63,035
7,346,181	Series 2008-3435(f)	5.98% - 1M US L	04/15/2038	797,208
2,137,046	Series 2009-3510(f)	6.75% - 1M US L	02/15/2037	340,894
565,436	Series 2009-3523(f)	6.00% - 1M US L	04/15/2039	62,142
105,811	Series 2009-3524	3.79%	06/15/2038	105,474
24,734	Series 2009-3549(f)	5.80% - 1M US L	07/15/2039	2,084
1,349,791	Series 2009-3560(f)	6.40% - 1M US L	11/15/2036	156,730
502,833	Series 2010-3641	4.50%	03/15/2040	527,165
631,648	Series 2010-3726(f)	6.05% - 1M US L	09/15/2040	74,520
3,691,713	Series 2010-3728(f)	4.45% - 1M US L	09/15/2040	206,622
750,000	Series 2010-3779	3.50%	12/15/2030	758,353
203,445	Series 2010-3779	4.00%	12/15/2030	210,562
505,763	Series 2010-3779	4.50%	12/15/2040	540,334
78,997	Series 2011-3786(f)	9.50% - 1M US L	01/15/2041	76,006
1,344,703	Series 2011-3795	4.00%	01/15/2041	1,383,746
69,882	Series 2011-3798(f)	9.50% - 1M US L	11/15/2040	68,659
600,000	Series 2011-3808	3.50%	02/15/2031	598,105
39,198	Series 2011-3809(f)	9.50% - 1M US L	02/15/2041	34,511
1,153,548	Series 2011-3815(f)	5.85% - 1M US L	02/15/2041	125,565
500,000	Series 2011-3824	3.50%	03/15/2031	509,667
627,253	Series 2011-3824(f)	7.10% - 1M US L	08/15/2036	106,671
769,895	Series 2011-3863	5.50%	08/15/2034	812,888
646,115	Series 2011-3864(f)	9.20% - 1M US L	05/15/2041	628,889
803,334	Series 2011-3871	5.50%	06/15/2041	887,454
808,664	Series 2011-3872(f)	5.95% - 1M US L	06/15/2041	96,872
1,874,159	Series 2011-3888	4.00%	07/15/2041	1,934,522
3,084,077	Series 2011-3894	4.50%	07/15/2041	3,176,856
2,812,585	Series 2011-3910	5.00%	08/15/2041	3,085,178
1,766,969	Series 2011-3924(f)	6.00% - 1M US L	09/15/2041	209,832
3,636,494	Series 2011-3924(f)	6.00% - 1M US L	09/15/2041	380,271
880,026	Series 2011-3925	3.00%	09/15/2021	28,892
4,967,108	Series 2012-3(f)	5.95% - 1M US L	02/25/2042	613,196

Principal Amount/Description		Rate	Maturity	Value
$3,812,226	Series 2012-4057	4.00%	06/15/2042	$3,950,189
9,718,102	Series 2013-4196(f)	5.40% - 1M US L	03/15/2043	7,962,904
10,197,010	Series 2013-4218	2.50%	02/15/2043	8,441,715
7,420,497	Series 2013-4239	0.00%	07/15/2043	5,028,519
4,292,026	Series 2014-4302(f)	6.15% - 1M US L	02/15/2044	582,180
4,533,655	Series 2014-4413	3.50%	11/15/2044	4,393,197
8,883,582	Series 2015-4427(f)	5.60% - 1M US L	07/15/2044	1,214,489
3,315,099	Series 2015-4434	3.00%	02/15/2045	2,984,571
3,260,429	Series 2015-4440	2.50%	02/15/2045	2,784,741
12,008,423	Series 2017-4686	4.00%	03/15/2047	12,593,838
	Federal Home Loan Mortgage Corp. Strips
3,207,062	Series 2017-358	3.00%	10/15/2047	3,114,162
	Federal National Mortgage Association ACES
413,000	Series 2016-M3	2.70%	02/25/2026	396,735
	Federal National Mortgage Association Pool
93,098	Series Pool #555743	5.00%	09/01/2033	99,760
114,149	Series Pool #735382	5.00%	04/01/2035	122,286
300,573	Series Pool #735383	5.00%	04/01/2035	322,008
207,159	Series Pool #735484	5.00%	05/01/2035	221,928
92,635	Series Pool #AH4437	4.00%	01/01/2041	94,161
3,382,434	Series Pool #AL9238	3.00%	10/01/2041	3,307,205
3,612,116	Series Pool #AS4645	3.00%	03/01/2045	3,515,879
4,243,652	Series Pool #AS7661	3.00%	08/01/2046	4,082,989
383,691	Series Pool #MA0264	4.50%	12/01/2029	401,014
2,879,033	Series Pool #MA2737	3.00%	09/01/2046	2,793,315
938,944	Series Pool #MA3894	4.00%	09/01/2031	971,874
	Federal National Mortgage Association REMICS
115,320	Series 2004-46(f)	6.00% - 1M US L	03/25/2034	9,318
359,221	Series 2006-101(f)	6.58% - 1M US L%	10/25/2036	56,970
1,073,826	Series 2006-123(f)	6.32% - 1M US L	01/25/2037	160,428
4,976,849	Series 2006-92(f)	6.58% - 1M US L	10/25/2036	720,731
137,377	Series 2007-102(f)	6.40% - 1M US L	11/25/2037	17,917
101,688	Series 2007-108(f)	6.36% - 1M US L	12/25/2037	8,175
28,765	Series 2007-30(f)	6.11% - 1M US L	04/25/2037	3,144
415,978	Series 2007-38(f)	6.08% - 1M US L	05/25/2037	41,837
20,357	Series 2007-51(f)	6.10% - 1M US L	06/25/2037	1,835
69,147	Series 2007-53(f)	6.10% - 1M US L	06/25/2037	6,615
723,210	Series 2007-57(f)	6.62% - 1M US L	10/25/2036	96,831
216,413	Series 2007-68(f)	6.65% - 1M US L	07/25/2037	22,329
791,260	Series 2008-3(f)	6.46% - 1M US L	02/25/2038	97,211
340,351	Series 2008-56(f)	6.06% - 1M US L	07/25/2038	33,639
138,474	Series 2008-81	5.50%	09/25/2038	145,412
471,750	Series 2009-111	5.00%	01/25/2040	480,850
290,666	Series 2009-111(f)	6.25% - 1M US L	01/25/2040	29,652
1,435,874	Series 2009-12(f)	6.60% - 1M US L	03/25/2036	201,485
45,235	Series 2009-28(f)	6.00% - 1M US L	04/25/2037	4,207
500,433	Series 2009-41	4.50%	06/25/2039	515,340
158,559	Series 2009-42(f)	6.00% - 1M US L	06/25/2039	19,153
335,166	Series 2009-47(f)	6.10% - 1M US L	07/25/2039	31,109
210,893	Series 2009-62(f)	6.10% - 1M US L	08/25/2039	14,762
88,418	Series 2009-66(f)	5.80% - 1M US L	02/25/2038	9,851
91,310	Series 2009-68(f)	5.25% - 1M US L	09/25/2039	5,960

Principal Amount/Description		Rate	Maturity	Value
$18,497	Series 2010-109(f)	55.00% - 1M US L	10/25/2040	$53,183
542,425	Series 2010-11(f)	4.80% - 1M US L	02/25/2040	33,257
101,706	Series 2010-111(f)	6.00% - 1M US L	10/25/2040	8,367
166,442	Series 2010-112	4.00%	10/25/2040	166,805
320,359	Series 2010-115(f)	6.60% - 1M US L	11/25/2039	38,974
2,628,716	Series 2010-115(f)	6.00% - 1M US L	10/25/2040	394,062
6,029,692	Series 2010-123(f)	6.05% - 1M US L	11/25/2040	923,792
994,020	Series 2010-15(f)	4.95% - 1M US L	03/25/2040	89,269
167,571	Series 2010-34(f)	4.93% - 1M US L	04/25/2040	13,135
95,708	Series 2010-4(f)	6.23% - 1M US L	02/25/2040	12,357
123,518	Series 2010-58(f)	12.47% - 1M US L	06/25/2040	126,555
3,234,279	Series 2010-75	4.50%	07/25/2040	3,425,256
86,487	Series 2010-9(f)	5.30% - 1M US L	02/25/2040	7,484
337,098	Series 2010-9(f)	4.75% - 1M US L	02/25/2040	21,182
22,515	Series 2010-90(f)	6.00% - 1M US L	08/25/2040	2,505
500,000	Series 2011-16	3.50%	03/25/2031	504,901
2,341,691	Series 2011-2	4.00%	02/25/2041	2,407,776
1,000,000	Series 2011-25	3.00%	04/25/2026	1,001,534
500,000	Series 2011-29	3.50%	04/25/2031	494,678
310,527	Series 2011-48(f)	9.20% - 1M US L	06/25/2041	304,382
720,924	Series 2011-5(f)	6.40% - 1M US L	11/25/2040	83,161
12,249,846	Series 2011-51(f)	6.00% - 1M US L	06/25/2041	1,406,396
1,530,392	Series 2011-58(f)	6.55% - 1M US L	07/25/2041	245,101
4,963,892	Series 2012-106(f)	6.16% - 1M US L	10/25/2042	758,162
1,194,654	Series 2012-124(f)	7.79% - 1M US L	11/25/2042	1,065,361
9,795,601	Series 2012-128(f)	6.00% - 1M US L	11/25/2042	7,653,118
9,982,021	Series 2012-20	3.50%	03/25/2042	9,827,721
423,178	Series 2012-29(f)	6.00% - 1M US L	04/25/2042	41,002
1,134,568	Series 2012-32	5.00%	04/25/2042	252,334
4,904,206	Series 2012-65(f)	5.98% - 1M US L	06/25/2042	688,172
5,384,565	Series 2012-92	3.50%	08/25/2042	5,306,512
3,318,600	Series 2013-19(f)	5.40% - 1M US L	03/25/2043	2,649,682
9,646,208	Series 2013-51(f)	5.40% - 1M US L	04/25/2043	8,033,814
10,258,566	Series 2014-50(f)	6.20% - 1M US L	08/25/2044	1,378,075
5,641,709	Series 2014-73(f)	6.20% - 1M US L	11/25/2044	889,018
2,882,275	Series 2015-59	3.00%	06/25/2041	2,839,227
9,839,168	Series 2015-79	3.00%	11/25/2045	8,840,941
2,396,992	Series 2015-9	3.00%	01/25/2045	2,378,697
6,969,675	Series 2016-72	3.00%	10/25/2046	6,397,170
12,827,610	Series 2016-72	3.00%	10/25/2046	11,149,533
3,931,604	Series 2018-21	0.00%	04/25/2048	3,124,063
3,434,346	Series 2018-27	3.00%	12/25/2047	3,309,699
3,980,550	Series 2018-36	3.00%	06/25/2048	3,861,000
	Government National Mortgage Association
76,613	Series 2004-83(f)	6.08% - 1M US L	10/20/2034	8,710
66,513	Series 2008-6(f)	6.46% - 1M US L	02/20/2038	9,037
62,823	Series 2008-67(f)	6.00% - 1M US L	08/20/2038	7,600
988,665	Series 2008-69(f)	7.63% - 1M US L	08/20/2038	156,930
82,183	Series 2009-10(f)	6.65% - 1M US L	02/16/2039	12,973
1,293,707	Series 2009-35	4.50%	05/20/2039	1,357,449
4,998,955	Series 2009-58(f)	6.25% - 1M US L	06/20/2039	478,910
70,909	Series 2009-6(f)	5.95% - 1M US L	02/20/2038	8,813
2,507,258	Series 2009-75	5.00%	09/20/2039	2,630,839
6,039,198	Series 2010-121(f)	6.00% - 1M US L	09/20/2040	759,024
3,832,272	Series 2010-26(f)	6.25% - 1M US L	02/20/2040	575,293

Principal Amount/Description		Rate	Maturity	Value
$8,858,918	Series 2010-35(f)	5.68% - 1M US L	03/20/2040	$1,012,758
103,407	Series 2010-61(f)	6.55% - 1M US L	09/20/2039	11,640
237,795	Series 2010-98(f)	5.76%	03/20/2039	21,818
1,922,951	Series 2011-45	4.50%	03/20/2041	1,973,208
879,710	Series 2011-69(h)	0.00%	05/20/2041	740,218
2,481,474	Series 2011-71	4.50%	02/20/2041	2,567,900
1,639,728	Series 2011-71(f)	5.40% - 1M US L	05/20/2041	174,908
509,189	Series 2011-72(f)	6.15% - 1M US L	05/20/2041	61,779
2,639,083	Series 2011-89(f)	5.45% - 1M US L	06/20/2041	277,865
613,779	Series 2012-105(f)	6.20% - 1M US L	01/20/2041	40,601
6,897,863	Series 2013-102(f)	6.15% - 1M US L	03/20/2043	868,294
7,687,136	Series 2013-113(f)	6.25% - 1M US L	03/20/2043	842,738
9,682,304	Series 2013-122(f)	6.10% - 1M US L	08/16/2043	1,394,568
5,681,359	Series 2013-148(f)	5.68% - 1M US L	10/16/2043	688,748
10,497,673	Series 2013-186(f)	6.25% - 1M US L	02/16/2043	1,387,966
6,692,540	Series 2014-156(f)	6.25% - 1M US L	10/20/2044	927,987
12,876,679	Series 2014-3(f)	6.10% - 1M US L	01/20/2044	1,924,865
13,306,026	Series 2014-4(f)	6.10% - 1M US L	01/16/2044	1,843,610
9,318,851	Series 2014-5(f)	6.15% - 1M US L	07/20/2043	1,033,503
7,951,015	Series 2014-95(f)	6.25% - 1M US L	06/16/2044	1,041,080

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $290,582,135)				212,494,369

Shares/Description				Value
SHORT-TERM INVESTMENTS - 6.94%
Money Market Fund
120,367,674	State Street Institutional Trust (7 Day Yield 1.73%)			120,367,674
U.S. Treasury
1,320,000	United States Treasury Bills(n)	2.07%	12/06/2018	1,308,350
2,020,000	United States Treasury Bills(n)	1.84%	09/06/2018	2,013,057
7,500,000	United States Treasury Bills(n)	1.98%	11/01/2018	7,449,961
				10,771,368

TOTAL SHORT-TERM INVESTMENTS (Cost $131,138,155)				131,139,042

TOTAL INVESTMENTS - 99.89% (Cost $2,007,525,707)				1,887,694,787
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.02%				400,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%				1,684,473
NET ASSETS - 100.00%				$1,889,779,260

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2018 was 2.09%

3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

(a)	Non-income producing security.
(b)	Affiliated company. See Note 9 to Notes to Financial Statements.
(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2018, the aggregate fair value of those securities was $16,725,183, representing 0.89% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $252,570,168, which represents approximately 13.37% of net assets as of June 30, 2018.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	Security is currently in default.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(j)	Less than 0.005%.
(k)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2018.
(l)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(m)	Principal amount of security is adjusted for inflation.
(n)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.19%
9,145	American Capital Senior Floating, Ltd.	$112,483

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $112,424)		112,483

CLOSED-END FUNDS - 15.53%
14,314	BlackRock 2022 Global Income Opportunity Trust	128,110
74,539	BlackRock Corporate High Yield Fund, Inc.	779,678
57,526	Eaton Vance Limited Duration Income Fund	723,677
18,664	Highland Floating Rate Opportunities Fund	291,532
21,591	Invesco High Income Trust II	291,263
204,424	Invesco Senior Income Trust	874,935
39,089	Legg Mason BW Global Income Opportunities Fund, Inc.	446,005
26,023	NexPoint Credit Strategies Fund	571,205
184,184	Nuveen Credit Strategies Income Fund	1,464,263
628	Nuveen High Income November 2021 Target Term Fund	6,004
1,936	Nuveen Mortgage Opportunity Term Fund	45,515
33,679	Prudential Global Short Duration High Yield Fund, Inc.	460,055
65,934	Western Asset Emerging Markets Income Fund, Inc.	874,944
74,121	Western Asset Global High Income Fund, Inc.	675,983
294,108	Western Asset High Income Opportunity Fund, Inc.	1,417,601

TOTAL CLOSED-END FUNDS (Cost $9,525,710)		9,050,770

COMMON STOCKS - 0.01%
3,002	Ultra Petroleum Corp.(a)	6,935

TOTAL COMMON STOCKS (Cost $51,695)		6,935

CONVERTIBLE PREFERRED STOCK - 0.01%
11	Ditech Holding Corp., 0.000%(a)(b)(c)	7,810

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $18,945)		7,810

PREFERRED STOCKS - 0.13%
75	Sequa Corp., 7.000%(a)(d)(e)	75,000

TOTAL PREFERRED STOCKS (Cost $75,058)		75,000

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.90%
28,237	Triangle Capital Corp.	6.375%	03/15/2022	709,878

Principal Amount/Description		Rate	Maturity	Value
15,748	Triangle Capital Corp.	6.375%	12/15/2022	$396,062

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $1,106,134)				1,105,940

BANK LOANS - 49.56%(f)
Canada - 1.03%
$150,000	GFL Environmental, Inc., Effective Date Incremental Term Loan	3M US L + 2.75%	05/30/2025	149,250
144,931	Hudson's Bay Company, Initial Term Loan	2M US L + 3.25%, 1.00% Floor	09/30/2022	135,728
198,792	New Red Finance, Inc. (aka Burger King/Tim Hortons), Term B-3 Loan(g)	1M US L + 2.25%, 1.00% Floor	02/16/2024	198,201
114,319	Valeant Pharmaceuticals International, Inc., Initial Term Loan	1M US L + 3.00%	06/02/2025	114,081
				597,260
Denmark - 1.47%
364,560	Faerch Plast Group A/S, Second Lien Term Loan	3M EUR L + 4.50%, 0.50% Floor	08/23/2024	478,122
229,305	Nets A/S (Evergood 4 APS), First Lien Term B1E Loan	3M EUR L + 3.25%	02/06/2025	263,766
100,000	TDC A/S, Facillity B1 Term Loan(g)	E + 3.50%	06/11/2025	115,710
				857,598
France - 1.18%
300,000	Cerba Healthcare (Newco SAB Bidco SASU), First Lien Term Loan	3M EUR L + 3.00%	04/22/2024	341,757
130,000	Financiere Labeyrie Fine Foods, Facility B1 Loan	3M EUR L + 4.25%	05/23/2023	152,410
198,000	SFR Group S.A. (Ypso France SAS), Term B11 Loan	1M US L + 2.75%	07/31/2025	194,359
				688,526
Germany - 0.91%
190,000	A&O Hotels and Hostels Holding AG, Term B Loan	3M EUR L + 3.75%	01/31/2025	222,159
120,000	Befesa SA, First Lien Term B Loan	6M EUR L + 2.75%	12/07/2022	140,136
170,000	CTC AcquiCo GmbH, Term Loan	3M US L + 3.25%	03/07/2025	168,938
				531,233
Great Britain - 1.37%
130,000	Froneri International PLC, Facility B3 Term Loan	1M US L + 3.25%	01/31/2025	171,068
250,000	LGC Science Holdings, Ltd. (fka Figaro Bidco, Ltd.), Facility Term B-3 Loan	1M US L + 3.50%	03/08/2023	248,750
155,000	Onex Eagle Acquisition Company, Ltd., Facility B Tranche 2 Term Loan	6M EUR L + 4.25%	03/12/2022	176,785
155,402	Richmond UK Holdco, Ltd., Facility B Term Loan	1M US L + 4.25%	03/03/2024	201,503
				798,106
Ireland - 0.42%
210,000	Fintrax Group Holdings, Ltd., Term Loan B	3M EUR L + 4.00%	12/18/2024	247,139

Luxembourg - 1.52%
149,250	Altice Financing S.A., Term Loan	3M US L + 2.75%	01/31/2026	146,713
190,000	CCP Lux Holding S.a.r.l., Term Loan	3M EUR L + 3.75%	01/10/2025	222,076

Principal Amount/Description		Rate	Maturity	Value
$175,772	Formula One Management, Ltd., Facility B3 Term Loan	1M US L + 2.50%	02/01/2024	$173,767
300,000	Invent Farma, First Lien Term B Loan	3M EUR L + 3.75%	08/24/2023	342,605
				885,161
Netherlands - 2.09%
218,900	Diamond (BC) BV, Initial Euro Term Loan	2M EUR L + 3.25%	09/06/2024	251,388
62,806	Jacobs Douwe Egberts International BV (fka Charger OpCo BV), Term B-5 Loan	3M US L + 2.25%	07/04/2022	62,794
217,800	NEP Europe Finco BV, First Lien Euro Term Loan	3M EUR L + 3.00%, 0.75% Floor	01/03/2024	253,393
283,418	Peer Holdings III BV, Facility B Term Loan	3M EUR L + 3.50%	03/07/2025	325,303
250,000	Sigma Holdco BV (aka Flora Foods), Term B Loan(g)	L + 4.00%	07/02/2025	325,952
				1,218,830
Spain - 0.36%
178,232	Ufinet Telecom Holdings S.L.U. (fka Livister Investments S.L.U.), Facility B Term Loan Retired	3M EUR L + 3.50%	06/30/2023	208,083

United States - 39.21%
249,444	Access CIG, LLC, First Lien Term B Loan	1M US L + 3.75%	02/27/2025	250,193
340,527	Acuity Specialty Products, Inc. (aka Zep, Inc.), First Lien Term Loan	3M US L + 4.00%, 1.00% Floor	08/12/2024	333,432
250,000	ADMI Corp. (aka Aspen Dental), Initial Term Loan	1M US L + 3.25%	04/30/2025	249,689
150,000	Adtalem Global Education, Inc., Term B Loan	1M US L + 3.00%	04/11/2025	150,750
197,991	Air Medical Group Holdings, Inc., Term Loan	1M US L + 3.25%	04/28/2022	192,794
78,800	A-L Parent, LLC (aka Learfield Communications), First Lien Term Loan	1M US L + 3.25%, 1.00% Floor	12/01/2023	79,095
97,586	Allnex (Luxembourg) & Cy S.C.A. (fka Al Chem & Cy S.C.A.), Tranche B-2 Term Loan	3M US L + 3.25%, 0.75% Floor	09/13/2023	97,403
99,250	Alphabet Holding Company, Inc. (aka Nature's Bounty), First Lien Initial Term Loan	1M US L + 3.50%	09/26/2024	92,699
99,000	Altice U.S. Finance I Corp., Refinancing Term Loan	1M US L + 2.25%	07/28/2025	98,444
103,688	American Builders & Contractors Supply Co., Inc., Term B-2 Loan	1M US L + 2.00%, 0.75% Floor	10/31/2023	102,998
246,181	American Renal Holdings, Inc., Term B Loan	1M US L + 3.25%	06/21/2024	245,565
249,375	American Rock Salt Co., LLC, First Lien Term Loan	1M US L + 3.75%	03/21/2025	249,687
148,875	Applied Systems, Inc., First Lien Term B Loan	3M US L + 3.00%, 1.00% Floor	09/19/2024	149,258
249,375	Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan	3M US L + 1.75%	03/11/2025	249,454
99,250	Ascend Learning, LLC, Term B Loan	1M US L + 3.00%, 1.00% Floor	07/12/2024	99,126
175,648	Asurion, LLC (fka Asurion Corp.), Amendment No. 14, Term Loan	1M US L + 2.75%	08/04/2022	175,601

Principal Amount/Description		Rate	Maturity	Value
$150,000	Atlantic Broadband Finance, LLC, Term Loan	1M US L + 2.375%	01/03/2025	$149,301
248,750	Avantor Performance Materials Holdings, Inc., Covenant Lite Term Loan	1M US L + 4.00%, 1.00% Floor	11/21/2024	250,305
997,500	Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan	3M US L + 1.75%	06/01/2024	993,839
148,875	Badger Finance, LLC (aka Trilliant Food and Nutrition, LLC), Refinancing Term Loan	1M US L + 3.50%, 1.00% Floor	09/30/2024	148,689
363,175	Bass Pro Group, LLC, Initial Term Loan	1M US L + 5.00%, 0.75% Floor	09/25/2024	364,197
183,000	BCP Renaissance Parent, LLC, Term B Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	182,914
169,686	BCPE Eagle Buyer, LLC, Initial First Lien Term Loan	1M US L + 4.25%, 1.00% Floor	03/18/2024	161,626
200,000	Beacon Roofing Supply, Inc., Initial Term Loan	1M US L + 2.25%	01/02/2025	199,146
149,250	Belron Finance U.S., LLC, Initial Term B Loan	3M US L + 2.50%	11/07/2024	149,250
88,889	Berry Global, Inc. (fka Berry Plastics Corp.), Term S Loan	1M US L + 1.75%	02/08/2020	88,858
100,000	Berry Global, Inc. (fka Berry Plastics Corp.), Term T Loan	1M US L + 1.75%	01/06/2021	99,979
99,250	Big River Steel, LLC, Closing Date Term Loan	3M US L + 5.00%, 1.00% Floor	08/23/2023	100,925
91,656	Boyd Gaming Corp., Refinancing Term B Loan	1W US L + 2.50%	09/15/2023	92,001
128,355	Caesars Entertainment Operating Co., Inc. (fka Harrah's Operating Co., Inc.), Term Loan	1M US L + 2.00%	10/07/2024	127,580
248,750	Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan	1M US L + 2.75%	12/23/2024	248,361
78,608	Camelot U.S. Acquisition 1 Co. (aka Thomson Reuters Intellectual Property & Science), New Term Loan	1M US L + 3.25%, 1.00% Floor	10/03/2023	78,480
143,078	Canyon Valor Companies, Inc. (fka GTCR Valor Companies, Inc.), First Lien Initial Dollar Term Loan	3M US L + 3.25%	06/16/2023	143,078
129,025	Canyon Valor Companies, Inc. (fka GTCR Valor Companies, Inc.), Initial Euro Term Loan	3M EUR L + 3.50%	06/16/2023	150,299
98,750	Caraustar Industries, Inc., Refinancing Term Loan	3M US L + 5.50%, 1.00% Floor	03/14/2022	99,464
221,608	Cengage Learning, Inc., Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	204,046
298,500	CenturyLink, Inc., Initial Term B Loan	1M US L + 2.75%	01/31/2025	292,840
248,750	Charter Communications Operating LLC, First Lien Term B Loan	1M US L + 2.00%	04/30/2025	248,692
100,000	Charter NEX U.S., Inc., First Lien Initial Term Loan(g)	L + 3.00%	05/16/2024	99,737
149,250	CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), First Lien New Term Loan	2M US L + 3.00%	06/07/2023	149,646
200,000	Cincinnati Bell, Inc., Tranche B Term Loan	1M US L + 3.25%, 1.00% Floor	10/02/2024	200,312
296,476	Communications Sales & Leasing, Inc., Shortfall Term Loan	1M US L + 3.00%, 1.00% Floor	10/24/2022	283,814

Principal Amount/Description		Rate	Maturity	Value
$250,000	Covia Holdings Corp. (fka Unimin Corp.), Initial Term Loan	3M US L + 3.75%	06/01/2025	$250,352
250,000	CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), Incremental Term Loan	1M US L + 2.50%	01/25/2026	249,582
39,500	Culligan NewCo, Ltd., Tranche B-1 First Lien Term Loan	1M US L + 3.25%, 1.00% Floor	12/13/2023	39,364
204,987	CWGS Group, LLC (aka Camping World, Inc.), Term Loan	1M US L + 2.75%	11/08/2023	202,963
198,000	Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding, Inc.), First Lien Initial Term Loan	1M US L + 3.00%, 1.00% Floor	04/29/2024	197,948
90,000	David's Bridal, Inc., Initial Term Loan	1M US L + 4.00%, 1.25% Floor	10/11/2019	79,875
149,625	EG America LLC, Term B Loan	3M US L + 4.00%	02/07/2025	148,559
99,500	Element Materials Technology Group U.S. Holdings, Inc., Term B2 Loan	1M US L + 3.50%, 1.00% Floor	06/28/2024	99,666
28,757	Emmis Operating Co., Term Loan	1M US L + 7.00%, 1.00% Floor	04/18/2019	28,325
432,000	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	3M US L + 4.50%, 1.00% Floor	06/06/2021	426,600
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	3M US L + 7.75%, 1.00% Floor	06/06/2022	123,000
289,482	Envision Healthcare Corp. (fka Emergency Medical Corp.), Initial Term Loan	1M US L + 3.00%, 0.75% Floor	12/01/2023	289,604
140,855	ESH Hospitality, Inc., Third Repriced Term Loan	1M US L + 2.00%	08/30/2023	140,222
98,503	Examworks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan	1M US L + 3.25%, 1.00% Floor	07/27/2023	98,729
98,990	Explorer Holdings, Inc., Initial Term Loan	3M US L + 3.75%, 1.00% Floor	05/02/2023	98,990
250,000	Flynn Restaurant Group LP, First Lien Initial Term Loan(g)	L + 3.50%	06/27/2025	250,000
125,000	Flynn Restaurant Group LP, Second Lien Term Loan(g)	L + 7.00%	06/22/2026	124,375
97,500	Freedom Mortgage Corp., Initial Term Loan	1M US L + 4.75%, 1.00% Floor	02/23/2022	98,048
162,736	GCI Holdings, Inc., New Term B Loan	1M US L + 2.25%, 0.75% Floor	02/02/2022	162,736
54,042	Genoa, a QoL Healthcare Company, LLC, Amendment No.1 First Lien Term Loan	1M US L + 3.25%, 1.00% Floor	10/30/2023	54,165
250,000	Gentiva Health Services, Inc., Closing Date Initial Term Loan(g)	L + 3.75%	07/02/2025	248,750
98,893	Go Daddy Operating Company, LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan	1M US L + 2.25%	02/15/2024	98,504
157,870	GOBP Holdings, Inc., First Lien Incremental Term Loan	1M US L + 3.50%, 1.00% Floor	10/21/2021	158,199
219,304	Golden Nugget, Inc. (aka Landry's, Inc.), Initial Term B Loan	1M US L + 2.75%	10/04/2023	219,427
250,000	Graftech International, Ltd., Initial Term Loan(g)	1M US L + 3.50%	02/12/2025	249,064
163,500	Greeneden U.S. Holdings I, LLC (aka Genesys Telecommunications Laboratories, Tranche B-3 Dollar Term Loan	1M US L + 3.50%	12/01/2023	163,705
150,000	Hanjin International (aka Wilshire Grand Center), Term B Loan	3M US L + 2.50%	10/19/2020	150,187
216,139	HD Supply, Inc., Term B-3 Loan	1M US L + 2.25%	08/13/2021	216,922

Principal Amount/Description		Rate	Maturity	Value
$198,990	Henry Holdings, Inc. (fka HNC Holdings, Inc.), Initial Term Loan	1M US L + 4.00%	10/05/2023	$199,985
150,000	HUB International, Ltd., Initial Term Loan	3M US L + 3.00%	04/25/2025	149,266
99,500	Ineos U.S. Finance, LLC, First Lien Term B Loan	1M US L + 2.00%	04/01/2024	99,096
74,250	Innoviva, Inc., Initial Term Loan	3M US L + 4.50%, 1.00% Floor	08/18/2022	74,992
248,752	International Car Wash Group, Ltd., Term Loan	3M US L + 3.25%, 1.00% Floor	10/03/2024	249,529
666,108	Jaguar Holding Co. I, LLC (aka Pharmaceutical Product Development, LLC), Term Loan	1M US L + 2.50%	08/18/2022	663,653
230,915	JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan	3M US L + 2.50%, 0.75% Floor	10/30/2022	229,472
244,126	Lifetime Fitness, Inc., Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	06/10/2022	243,869
150,000	Mayfield Agency Borrower, Inc. (Mayfield WarrantyCo Borrower, Inc.), First Lien Term B Loan	1M US L + 4.50%	02/28/2025	150,375
297,750	Mcafee, LLC, Term B Loan	1M US L + 4.50%	09/30/2024	299,718
161,504	Michaels Stores, Inc., New Replacement Term B Loan	1M US L + 2.50%, 1.00% Floor	01/30/2023	160,495
250,000	MND Holdings III Corp., Refinancing Term Loan(g)	3M US L + 3.50%, 1.00% Floor	06/19/2024	250,937
63,863	Monitronics International, Inc., Term B-2 Loan	3M US L + 5.50%, 1.00% Floor	09/30/2022	61,138
99,500	MRC Global (U.S.), Inc., (fka McJunkin Red Man Corp.), Refinancing Term Loan	1M US L + 3.00%	09/20/2024	100,029
96,214	MTL Publishing, LLC, Term B-6 Loan	1M US L + 2.25%	08/20/2023	96,315
249,375	NVA Holdings, Inc., First Lien Term B-3 Loan	1M US L + 2.75%	02/02/2025	249,011
99,501	Odyssey Logistics & Technology Corp., First Lien Term Loan	L + 3.75%, 1.00% Floor	10/12/2024	100,122
98,750	Onvoy, LLC, First Lien Initial Term Loan	3M US L + 4.50%, 1.00% Floor	02/10/2024	95,664
98,965	Optiv, Inc., First Lien Initial Term Loan	1M US L + 3.25%, 1.00% Floor	02/01/2024	96,491
41,745	OSG Bulk Ships, Inc., Initial Term Loan	3M US L + 4.25%, 1.00% Floor	08/05/2019	41,537
150,000	Pearl Intermediate Parent, LLC, First Lien Initial Term Loan(g)	L + 2.75%	02/14/2025	147,375
99,001	Playa Resorts Holding BV, Initial Term Loan	1M US L + 2.75%, 1.00% Floor	04/29/2024	98,073
248,348	Playcore, Inc., First Lien Term Loan	3M US L + 3.75%, 1.00% Floor	09/30/2024	248,659
198,000	Post Holdings, Inc., Series A Incremental Term Loan	1M US L + 2.00%	05/24/2024	197,105
173,077	Quikrete Holdings, Inc., First Lien Initial Term Loan	1M US L + 2.75%	11/15/2023	172,572
102,068	Red Ventures, LLC (New Imagitias, Inc.), First Lien Term Loan	1M US L + 4.00%	11/08/2024	102,727
199,000	Ring Container Technologies Group, LLC, First Lien Term Loan	1M US L + 2.75%	10/31/2024	198,254
96,788	RPI Finance Trust, Initial Term B-6 Loan	3M US L + 2.00%	03/27/2023	96,885
149,625	Scientific Games International, Inc., Initial Term B-5 Loan	2M US L + 2.75%	08/14/2024	148,830
149,250	Securus Technologies Holdings, Inc., Term Loan	1M US L + 4.50%, 1.00% Floor	11/01/2024	150,183

Principal Amount/Description		Rate	Maturity	Value
$250,000	Sedgwick Claims Management Services, Inc., Second Lien Initial Loan	3M US L +5.75%	02/28/2022	$251,720
172,375	ServiceMaster Company, LLC, Tranche C Term Loan	1M US L + 2.50%	11/08/2023	172,303
99,750	Shutterfly, Inc., Delay Draw Term Loan	1M US L + 2.50%	08/19/2024	99,862
109,006	SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.), Initial Euro Term Loan	1M US L + 2.75%, 1.00% Floor	03/11/2022	109,188
248,750	SolarWinds Holdings, Inc., 2018 Refinancing Term Loan	L + 3.00%	02/05/2024	248,956
249,375	St. Joseph Energy Center, LLC, Term B Loan	1M US L + 3.50%	04/10/2025	250,466
140,273	Staples, Inc., Closing Date Term Loan	3M US L + 4.00%, 1.00% Floor	09/12/2024	138,629
149,250	Strategic Materials Holdings Corp., First Lien Initial Term Loan	3M US L + 3.75%	11/01/2024	145,892
98,750	Team Health Holdings, Inc., Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	95,170
149,250	Terraform Power Operating, LLC, Specified Refinancing Term Loan	1M US L + 2.00%	11/08/2022	149,437
150,000	The Edelman Financial Center, LLC Specified Refinancing Term Loan(g)	L + 3.25%	06/26/2025	150,000
150,000	The Edelman Financial Center, LLC Specified Refinancing Term Loan(g)	L + 6.75%	06/26/2026	151,477
40,538	Toys "R" U.S. Property Co. I, LLC, Initial Term Loan	1M US L + 5.00%, 1.00% Floor	08/21/2019	34,018
106,977	Trans Union, LLC, Replacement Term B-3 Loan	1M US L + 2.00%	04/10/2023	106,836
445,691	Transdigm, Inc., New Tranche E Term Loan	1M US L + 2.50%	05/30/2025	442,872
168,000	Traverse Midstream Partners, LLC, Advance Term Loan	3M US L + 4.00%, 1.00% Floor	09/27/2024	168,195
199,000	Tronox Finance, LLC (Tronox Blocked Borrower, LLC), Initial Dollar Term Loan	1M US L + 3.00%	09/23/2024	199,274
170,625	U.S. Renal Care, Inc., First Lien Initial Term Loan	3M US L + 4.25%, 1.00% Floor	12/30/2022	168,421
250,000	University Support Services, LLC (St. George's University Scholastic Services, LLC), Term B Loan(g)	L + 3.50%	06/20/2025	250,625
98,391	Univision Communications, 2017 Replacement Term Loan	1M US L + 2.75%, 1.00% Floor	03/15/2024	95,235
215,000	UPC Financing Partnership, Facility AR Term Loan	1M US L + 2.50%	01/15/2026	212,865
148,800	Utex Industries, Inc., First Lien Initial Term Loan	1M US L + 4.00%, 1.00% Floor	05/21/2021	147,746
249,375	Vantiv, LLC (fka Fifth Third Processing Solutions, LLC), New B-4 Term Loan	3M US L + 1.75%	08/09/2024	248,752
36,629	Vestcom Parent Holdings, Inc., L/C Collateralized Loan	1M US L + 4.00%, 1.00% Floor	12/19/2023	36,538
167,180	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan	1M US L + 2.75%, 1.00% Floor	03/03/2023	167,284
228,846	Windstream Services, LLC (fka Windstream Corp.), Tranche B-6 Term Loan	1M US L + 4.00%, 0.75% Floor	03/29/2021	217,975
149,250	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan	1M US L + 2.75%	09/27/2024	149,138
149,400	YI, LLC, First Lien Initial Term Loan	3M US L + 4.00%	11/07/2024	149,960

Principal Amount/Description		Rate	Maturity	Value
$133,924	York Risk Services Holding Corp., Term Loan	1M US L + 3.75%, 1.00% Floor	10/01/2021	$130,312
				22,852,931

TOTAL BANK LOANS (Cost $28,981,996)				28,884,867

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 23.19%
Australia - 0.08%
$50,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(h)	5.75%	04/30/2026	48,563

Canada - 1.40%
25,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(h)	8.75%	07/15/2026	25,095
40,000	Baytex Energy Corp.(h)	5.13%	06/01/2021	38,900
100,000	Cascades, Inc.(h)	5.50%	07/15/2022	99,625
11,000	Cascades, Inc.(h)	5.75%	07/15/2023	10,890
60,000	Eldorado Gold Corp.(h)	6.13%	12/15/2020	58,050
25,000	First Quantum Minerals, Ltd.(h)	7.25%	05/15/2022	25,375
20,000	First Quantum Minerals, Ltd.(h)	7.25%	04/01/2023	20,050
30,000	goeasy, Ltd.(h)	7.88%	11/01/2022	31,800
15,000	MEG Energy Corp.(h)	6.38%	01/30/2023	14,081
35,000	Mercer International, Inc.(h)	5.50%	01/15/2026	34,037
60,000	Open Text Corp.(h)	5.63%	01/15/2023	61,652
30,000	Open Text Corp.(h)	5.88%	06/01/2026	30,675
35,000	Precision Drilling Corp.	7.75%	12/15/2023	37,013
10,000	Precision Drilling Corp.(h)	7.13%	01/15/2026	10,295
50,000	Ritchie Bros Auctioneers, Inc.(h)	5.38%	01/15/2025	48,625
115,000	Valeant Pharmaceuticals International, Inc.(h)	5.63%	12/01/2021	113,563
40,000	Valeant Pharmaceuticals International, Inc.(h)	6.50%	03/15/2022	41,550
75,000	Valeant Pharmaceuticals International, Inc.(h)	5.88%	05/15/2023	70,734
45,000	Valeant Pharmaceuticals International, Inc.(h)	5.50%	11/01/2025	44,516
				816,526
France - 0.21%
100,000	SFR Group SA(i)	5.63%	05/15/2024	121,350

Great Britain - 0.10%
5,000	Ensco PLC	4.50%	10/01/2024	4,137
20,000	Ensco PLC	7.75%	02/01/2026	18,969
5,000	Ensco PLC	5.75%	10/01/2044	3,550
30,000	Tronox Finance PLC(h)	5.75%	10/01/2025	29,213
				55,869
Ireland - 0.39%
10,000	Avolon Holdings Funding, Ltd.(h)	5.50%	01/15/2023	10,000
35,000	Park Aerospace Holdings, Ltd.(h)	5.25%	08/15/2022	34,781
30,000	Park Aerospace Holdings, Ltd.(h)	4.50%	03/15/2023	28,569
25,000	Park Aerospace Holdings, Ltd.(h)	5.50%	02/15/2024	24,745

Principal Amount/Description		Rate	Maturity	Value
$100,000	Virgin Media Receivables Financing Notes I DAC(i)	5.50%	09/15/2024	$130,318
				228,413
Jersey - 0.43%
100,000	CPUK Finance, Ltd.(i)	4.25%	08/28/2022	133,050
100,000	LHC3 PLC(h)(j)	4.13% (9.00%)	08/15/2024	116,926
				249,976
Luxembourg - 1.20%
105,000	Altice Luxembourg SA(i)	6.25%	02/15/2025	117,696
150,000	ARD Finance SA(j)	6.63% (7.375%)	09/15/2023	178,599
65,000	Dana Financing Luxembourg S.a.r.l(h)	5.75%	04/15/2025	64,187
80,000	Intelsat Jackson Holdings SA(h)	8.00%	02/15/2024	84,200
100,000	SES SA(b)	4.63%	12/31/2049	120,620
25,000	Telecom Italia Capital SA	6.38%	11/15/2033	24,750
90,000	Telenet Finance VI Luxembourg S.C.A.(i)	4.88%	07/15/2027	111,561
				701,613
Netherlands - 0.62%
20,000	Alcoa Nederland Holding BV(h)	6.13%	05/15/2028	20,175
100,000	Diamond BC BV(h)	5.63%	08/15/2025	105,166
35,000	Stars Group Holdings BV / Stars Group US Co.-Borrower, LLC(h)	7.00%	07/15/2026	35,438
175,000	Ziggo Bond Finance BV(i)	4.63%	01/15/2025	202,355
				363,134
Spain - 0.27%
135,000	Grifols SA(h)	3.20%	05/01/2025	154,739

United States - 18.49%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	65,162
30,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	30,375
25,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	25,750
75,000	ACCO Brands Corp.(h)	5.25%	12/15/2024	75,000
35,000	AES Corp.	4.50%	03/15/2023	34,737
75,000	AES Corp.	6.00%	05/15/2026	78,000
25,000	Albertsons Cos., Inc.(f)(h)	3M US L + 3.75%	01/15/2024	25,125
55,000	Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC	6.63%	06/15/2024	52,112
45,000	Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC	5.75%	03/15/2025	40,050
55,000	Allison Transmission, Inc.(h)	5.00%	10/01/2024	54,244
75,000	American Builders & Contractors Supply Co., Inc.(h)	5.75%	12/15/2023	77,062
40,000	American Builders & Contractors Supply Co., Inc.(h)	5.88%	05/15/2026	39,550
60,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	59,325
80,000	Amsurg Corp.	5.63%	07/15/2022	81,750
35,000	Apergy Corp.(h)	6.38%	05/01/2026	35,612
40,000	APX Group, Inc.	7.88%	12/01/2022	39,850
40,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	39,150
5,000	B&G Foods, Inc.	4.63%	06/01/2021	4,937
65,000	B&G Foods, Inc.	5.25%	04/01/2025	61,425
35,000	BBA US Holdings, Inc.(h)	5.38%	05/01/2026	35,219
50,000	Beacon Escrow Corp.(h)	4.88%	11/01/2025	46,500
35,000	BMC East, LLC(h)	5.50%	10/01/2024	34,037

Principal Amount/Description		Rate	Maturity	Value
$40,000	Booz Allen Hamilton, Inc.(h)	5.13%	05/01/2025	$39,200
80,000	Boyd Gaming Corp.	6.38%	04/01/2026	81,200
70,000	BWAY Holding Co.(h)	5.50%	04/15/2024	68,425
30,000	BWX Technologies, Inc.(h)	5.38%	07/15/2026	30,450
40,000	Cable One, Inc.(h)	5.75%	06/15/2022	40,900
40,000	Callon Petroleum Co.(h)	6.38%	07/01/2026	40,250
60,000	Cardtronics, Inc. / Cardtronics USA, Inc.(h)	5.50%	05/01/2025	54,600
55,000	Carriage Services, Inc.(h)	6.63%	06/01/2026	56,031
55,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	55,962
45,000	CCO Holdings, LLC / CCO Holdings Capital Corp.(h)	5.13%	05/01/2023	44,536
30,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	5.75%	09/01/2023	30,300
25,000	CCO Holdings, LLC / CCO Holdings Capital Corp.(h)	5.88%	04/01/2024	25,188
45,000	CCO Holdings, LLC / CCO Holdings Capital Corp.(h)	5.00%	02/01/2028	41,400
80,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.38%	06/01/2024	81,200
25,000	Centene Corp.	6.13%	02/15/2024	26,406
65,000	CenturyLink, Inc.	5.63%	04/01/2025	61,587
20,000	Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc.(h)	5.75%	03/01/2025	18,997
35,000	Chaparral Energy, Inc.(h)	8.75%	07/15/2023	35,328
40,000	Charles River Laboratories International, Inc.(h)	5.50%	04/01/2026	40,188
60,000	Cheniere Corpus Christi Holdings, LLC	7.00%	06/30/2024	65,625
25,000	Cheniere Corpus Christi Holdings, LLC	5.13%	06/30/2027	24,875
10,000	Chesapeake Energy Corp.	5.38%	06/15/2021	9,850
45,000	Chesapeake Energy Corp.	8.00%	01/15/2025	45,943
50,000	CHS/Community Health Systems, Inc.	5.13%	08/01/2021	46,500
45,000	CHS/Community Health Systems, Inc.	6.25%	03/31/2023	41,400
55,000	Churchill Downs, Inc.(h)	4.75%	01/15/2028	51,150
100,000	CITGO Petroleum Corp.(h)	6.25%	08/15/2022	100,030
35,000	CommScope Technologies, LLC(h)	5.00%	03/15/2027	33,031
75,000	CommScope, Inc.(h)	5.50%	06/15/2024	75,656
10,000	CoreCivic, Inc.	5.00%	10/15/2022	10,050
60,000	CoreCivic, Inc.	4.63%	05/01/2023	58,500
100,000	Cott Corp.(i)	5.50%	07/01/2024	123,223
75,000	Covanta Holding Corp.	6.38%	10/01/2022	76,781
25,000	Covanta Holding Corp.	5.88%	03/01/2024	24,688
40,000	CrownRock LP / CrownRock Finance, Inc.(h)	5.63%	10/15/2025	38,700
115,000	CSC Holdings, LLC(h)	5.50%	04/15/2027	110,112
45,000	CyrusOne LP / CyrusOne Finance Corp.	5.00%	03/15/2024	45,112
145,000	DaVita HealthCare Partners, Inc.	5.13%	07/15/2024	140,922
5,000	DaVita HealthCare Partners, Inc.	5.00%	05/01/2025	4,719
85,000	DBP Holding Corp.(h)	7.75%	10/15/2020	38,675
40,000	DISH DBS Corp.	5.88%	07/15/2022	37,750
15,000	DISH DBS Corp.	7.75%	07/01/2026	13,200
30,000	DISH DBS Corp.	5.00%	03/15/2023	26,137
28,021	Ditech Holding Corp.(j)	7.20% (9.00%)	12/31/2024	23,117
80,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	80,500
5,000	Endo Dac / Endo Finance, LLC / Endo Finco, Inc.(h)	6.00%	07/15/2023	4,137
30,000	Endo Finance, LLC(h)	5.75%	01/15/2022	27,000
55,000	Energy Transfer Equity LP	7.50%	10/15/2020	58,781
55,000	EnerSys(h)	5.00%	04/30/2023	54,931

Principal Amount/Description		Rate	Maturity	Value
$100,000	Equinix, Inc.	2.88%	10/01/2025	$110,409
85,000	ESH Hospitality, Inc.(h)	5.25%	05/01/2025	82,237
50,000	Extraction Oil & Gas, Inc.(h)	7.38%	05/15/2024	52,625
20,000	FBM Finance, Inc.(h)	8.25%	08/15/2021	20,925
45,000	First Data Corp.(h)	7.00%	12/01/2023	46,984
125,000	First Data Corp.(h)	5.75%	01/15/2024	125,387
80,000	First Quality Finance Co., Inc.(h)	4.63%	05/15/2021	78,400
45,000	FirstCash, Inc.(h)	5.38%	06/01/2024	45,112
50,000	Flex Acquisition Co., Inc.(h)	6.88%	01/15/2025	48,375
50,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	50,125
45,000	Frontier Communications Corp.(h)	8.50%	04/01/2026	43,594
55,000	Gartner, Inc.(h)	5.13%	04/01/2025	54,862
19,000	Gates Global, LLC / Gates Global Co.(h)	6.00%	07/15/2022	19,285
70,000	GEO Group, Inc.	5.13%	04/01/2023	68,950
10,000	GEO Group, Inc.	6.00%	04/15/2026	9,750
90,000	Golden Nugget, Inc.(h)	6.75%	10/15/2024	90,241
55,000	Greystar Real Estate Partners, LLC(h)	5.75%	12/01/2025	53,487
80,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc.(h)	7.38%	12/15/2023	83,600
55,000	Gulfport Energy Corp.	6.63%	05/01/2023	55,688
60,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	59,100
75,000	HCA Healthcare, Inc.	6.25%	02/15/2021	78,000
80,000	HCA, Inc.	5.88%	05/01/2023	83,200
5,000	HealthSouth Corp.	5.13%	03/15/2023	5,025
100,000	HealthSouth Corp.	5.75%	11/01/2024	100,433
50,000	HUB International, Ltd.(h)	7.00%	05/01/2026	49,500
75,000	Hunt Cos., Inc.(h)	6.25%	02/15/2026	70,125
110,000	Ingles Markets, Inc.	5.75%	06/15/2023	108,900
65,000	Iron Mountain, Inc.(h)	4.88%	09/15/2027	60,206
50,000	Jaguar Holding Co. II / Pharmaceutical Product Development, LLC(h)	6.38%	08/01/2023	49,885
70,000	JBS USA LUX SA / JBS USA Finance, Inc.(h)	7.25%	06/01/2021	71,050
55,000	KAR Auction Services, Inc.(h)	5.13%	06/01/2025	52,663
145,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	141,375
45,000	KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC(h)	5.00%	06/01/2024	44,537
50,000	Kraton Polymers, LLC / Kraton Polymers Capital Corp.(h)	7.00%	04/15/2025	52,000
25,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	24,781
35,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	35,219
80,000	Level 3 Financing, Inc.	5.13%	05/01/2023	78,700
10,000	Level 3 Financing, Inc.	5.38%	01/15/2024	9,825
30,000	LifePoint Health, Inc.	5.88%	12/01/2023	29,962
15,000	LifePoint Health, Inc.	5.38%	05/01/2024	14,494
75,000	Live Nation Entertainment, Inc.(h)	4.88%	11/01/2024	72,750
55,000	Masonite International Corp.(h)	5.63%	03/15/2023	56,496
35,000	Matthews International Corp.(h)	5.25%	12/01/2025	33,600
55,000	MEDNAX, Inc.(h)	5.25%	12/01/2023	54,038
35,000	MGM Resorts International	5.75%	06/15/2025	35,131
40,000	MPH Acquisition Holdings, LLC(h)	7.13%	06/01/2024	41,100
60,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	03/01/2024	63,150
45,000	MSCI, Inc.(h)	5.75%	08/15/2025	46,575
35,000	Mueller Water Products, Inc.(h)	5.50%	06/15/2026	35,350
30,000	Multi-Color Corp.(h)	4.88%	11/01/2025	28,013
45,000	Nabors Industries, Inc.	5.50%	01/15/2023	43,245
10,000	Nabors Industries, Inc.(h)	5.75%	02/01/2025	9,475

Principal Amount/Description		Rate	Maturity	Value
$35,000	Natural Resource Partners LP / NRP Finance Corp.	10.50%	03/15/2022	$37,975
20,000	Navient Corp.	7.25%	09/25/2023	21,050
10,000	Navient Corp.	6.75%	06/15/2026	9,797
95,000	NCR Corp.	6.38%	12/15/2023	98,681
79,238	Neiman Marcus Group, Ltd., LLC(h)(j)	8.75% (9.50%)	10/15/2021	53,089
40,000	New Enterprise Stone & Lime Co., Inc.(h)	6.25%	03/15/2026	40,500
65,000	Nielsen Finance, LLC / Nielsen Finance Co.(h)	5.00%	04/15/2022	64,032
55,000	Novelis Corp.(h)	6.25%	08/15/2024	55,138
40,000	Novelis Corp.(h)	5.88%	09/30/2026	38,400
35,000	NRG Yield Operating, LLC	5.38%	08/15/2024	35,175
50,000	NRG Yield Operating, LLC	5.00%	09/15/2026	47,875
67,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	68,321
20,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	20,375
45,000	Olin Corp.	5.13%	09/15/2027	43,875
75,000	Owens-Brockway Glass Container(h)	5.88%	08/15/2023	76,125
60,000	PDC Energy(h)	5.75%	05/15/2026	60,075
75,000	Performance Food Group, Inc.(h)	5.50%	06/01/2024	74,250
15,000	Petsmart, Inc.(h)	7.13%	03/15/2023	10,144
10,000	PetSmart, Inc.(h)	5.88%	06/01/2025	7,725
80,000	PHI, Inc.	5.25%	03/15/2019	78,600
50,000	Pilgrim's Pride Corp.(h)	5.75%	03/15/2025	48,125
30,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	5.88%	01/15/2024	31,763
110,000	Plantronics, Inc.(h)	5.50%	05/31/2023	110,330
20,000	Post Holdings, Inc.(h)	5.50%	03/01/2025	19,575
40,000	Post Holdings, Inc.(h)	5.00%	08/15/2026	37,400
35,000	Post Holdings, Inc.(h)	5.63%	01/15/2028	32,944
35,000	Prestige Brands, Inc.(h)	6.38%	03/01/2024	34,825
50,000	Prime Security Services Borrower, LLC / Prime Finance, Inc.(h)	9.25%	05/15/2023	53,500
70,000	Quicken Loans, Inc.(h)	5.75%	05/01/2025	68,865
10,000	Quicken Loans, Inc.(h)	5.25%	01/15/2028	9,260
20,000	Range Resources Corp.	5.00%	08/15/2022	19,900
20,000	Range Resources Corp.	5.00%	03/15/2023	19,530
55,000	RBS Global, Inc. / Rexnord, LLC(h)	4.88%	12/15/2025	51,975
50,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(h)	7.00%	07/15/2024	51,156
82,374	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC	5.75%	10/15/2020	82,786
55,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	54,863
105,000	SBA Communications Corp.	4.88%	09/01/2024	100,699
55,000	Service Corp. International	5.38%	05/15/2024	56,444
15,000	SESI, LLC	7.13%	12/15/2021	15,282
45,000	SESI, LLC	7.75%	09/15/2024	46,406
100,000	Sirius XM Radio, Inc.(h)	5.38%	04/15/2025	98,875
85,000	Six Flags Entertainment Corp.(h)	4.88%	07/31/2024	82,807
20,000	SM Energy Co.	6.13%	11/15/2022	20,600
10,000	SM Energy Co.	5.00%	01/15/2024	9,513
30,000	SM Energy Co.	5.63%	06/01/2025	29,100
35,000	Sonic Automotive, Inc.	6.13%	03/15/2027	33,250
70,000	Sotheby's(h)	4.88%	12/15/2025	67,375
55,000	Sprint Capital Corp.	6.88%	11/15/2028	52,938
170,000	Sprint Communications, Inc.	6.00%	11/15/2022	168,938
25,000	Sprint Corp.	7.13%	06/15/2024	25,302
5,000	Sprint Corp.	7.63%	02/15/2025	5,138

Principal Amount/Description		Rate	Maturity	Value
$45,000	Standard Industries, Inc.(h)	5.50%	02/15/2023	$45,956
50,000	Standard Industries, Inc.(h)	6.00%	10/15/2025	50,375
35,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.75%	03/01/2025	33,753
20,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	06/01/2024	19,500
35,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	32,900
115,000	Summit Materials, LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	117,300
75,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(h)	7.50%	06/15/2025	76,688
30,000	Sunoco LP / Sunoco Finance Corp.(h)	4.88%	01/15/2023	28,875
20,000	Sunoco LP / Sunoco Finance Corp.(h)	5.50%	02/15/2026	19,000
50,000	Symantec Corp.(h)	5.00%	04/15/2025	48,550
65,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	68,412
45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.13%	02/01/2025	44,550
10,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(h)	5.88%	04/15/2026	10,088
20,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	20,125
25,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	24,250
65,000	Tenet Healthcare Corp.(h)	7.50%	01/01/2022	67,844
20,000	Tenet Healthcare Corp.(h)	4.63%	07/15/2024	19,019
20,000	Tenet Healthcare Corp.(h)	5.13%	05/01/2025	19,087
45,000	Tennant Co.	5.63%	05/01/2025	44,888
50,000	Tenneco, Inc.	5.38%	12/15/2024	47,875
25,000	Terraform Power Operating, LLC(h)	4.25%	01/31/2023	24,187
15,000	Terraform Power Operating, LLC(h)	5.00%	01/31/2028	14,269
55,000	T-Mobile USA, Inc.	6.00%	04/15/2024	57,063
20,000	T-Mobile USA, Inc.	6.38%	03/01/2025	20,800
40,000	TMS International Corp.(h)	7.25%	08/15/2025	41,000
10,000	TransDigm, Inc.	6.50%	07/15/2024	10,200
35,000	TransDigm, Inc.	6.50%	05/15/2025	35,481
80,000	TreeHouse Foods, Inc.(h)	6.00%	02/15/2024	82,120
50,000	TriMas Corp.(h)	4.88%	10/15/2025	47,594
15,000	Tronox Finance, LLC(h)	6.50%	04/15/2026	14,944
15,000	Ultra Resources, Inc.(h)	6.88%	04/15/2022	11,438
70,000	United Rentals North America, Inc.	5.50%	07/15/2025	70,788
80,000	Univision Communications, Inc.(h)	5.13%	05/15/2023	77,000
75,000	US Foods, Inc.(h)	5.88%	06/15/2024	76,688
45,000	USA Compression Partners LP / USA Compression Finance Corp.(h)	6.88%	04/01/2026	46,744
30,000	Valeant Pharmaceuticals International, Inc.(h)	5.50%	03/01/2023	28,050
45,000	ViaSat, Inc.(h)	5.63%	09/15/2025	42,525
95,000	Wand Merger Corp.(h)	8.13%	07/15/2023	96,544
75,000	Watco Cos., LLC / Watco Finance Corp.(h)	6.38%	04/01/2023	76,500
40,000	Weatherford International, Ltd.	7.75%	06/15/2021	41,300
10,000	Weatherford International, Ltd.	4.50%	04/15/2022	9,229
10,000	Weatherford International, Ltd.	6.50%	08/01/2036	7,875
45,000	Whiting Petroleum Corp.(h)	6.63%	01/15/2026	46,463
120,000	WMG Acquisition Corp.(h)	4.13%	11/01/2024	145,492

Principal Amount/Description		Rate	Maturity	Value
$60,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.(h)	5.25%	05/15/2027	$56,175
				10,776,324

TOTAL HIGH YIELD DEBT (Cost $13,705,865)				13,516,507

Shares/Description		Value
SHORT-TERM INVESTMENTS - 10.34%
6,027,542	State Street Institutional Trust (7 Day Yield 1.73%)	6,027,542

TOTAL SHORT-TERM INVESTMENTS (Cost $6,027,542)		6,027,542

TOTAL INVESTMENTS - 100.86% (Cost $59,605,369)		58,787,854
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.09%		50,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.95)%		(549,589)
NET ASSETS - 100.00%		$58,288,265

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1W US L - 1 Week LIBOR as of June 30, 2018 was 1.98%

1M US L - 1 Month LIBOR as of June 30, 2018 was 2.09%

2M US L - 2 Month LIBOR as of June 30, 2018 was 2.17%

3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

2M EUR L - 2 Month EURIBOR as of June 30, 2018 was -0.37%

3M EUR L - 3 Month EURIBOR as of June 30, 2018 was -0.36%

6M EUR L - 6 Month EURIBOR as of June 30, 2018 was -0.32%

(a)	Non-income producing security.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Total fair value of the security is $75,000, which represents approximately 0.13% of net assets as of June 30, 2018.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	All or a portion of this position has not settled as of June 30, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $7,259,662, which represents approximately 12.45% of net assets as of June 30, 2018.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2018, the aggregate fair value of those securities was $939,553, representing 1.61% of net assets.
(j)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Notional Value	Unrealized Appreciation/(Depreciation)
State Street Boston	EUR	5,032,170	Sale	07/05/2018	5,877,453	13,231
State Street Boston	GBP	1,277,001	Sale	07/05/2018	1,685,483	16,861
						$30,092

*	The contracted amount is stated in the currency in which the security is denominated.

RiverNorth Funds	Notes to Quarterly Schedule of Investments
June 30, 2018 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2018.

Security Valuation: The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies, business development company bonds and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2018 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$128,787,874	$–	$–	$128,787,874
Common Stocks	10,149,755	–	–	10,149,755
Exchange-Traded Funds	57,426,710	–	–	57,426,710
Preferred Stocks	972,566	–	–	972,566
Business Development Company Notes	2,758,516	–	–	2,758,516
U.S. Government Bonds and Notes	–	14,064,037	–	14,064,037
Rights	129,713	–	–	129,713
Warrants	419,517	–	–	419,517
Short-Term Investments	7,507,659	–	–	7,507,659
Total	$208,152,310	$14,064,037	$–	$222,216,347

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$528,153,653	$–	$–	$528,153,653
Common Stocks	1,105,016	–	–	1,105,016
Open-End Funds	32,592,855	–	–	32,592,855
Preferred Stocks	32,427,863	–	–	32,427,863
Business Development Company Notes	22,744,407	–	–	22,744,407
Foreign Corporate Bonds	–	44,503,826	–	44,503,826
U.S. Corporate Bonds	–	64,889,898	–	64,889,898
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	6,407,898	–	6,407,898
Collateralized Loan Obligations	–	22,115,802	–	22,115,802
Non-Agency Collateralized Mortgage Obligations	–	500,019,147	–	500,019,147
U.S. Government Bonds and Notes	–	274,993,712	–	274,993,712
Municipal Bonds	–	14,107,299	–	14,107,299
U.S. Government / Agency Mortgage Backed Securities	–	212,494,369	–	212,494,369
Short-Term Investments	120,367,674	10,771,368	–	131,139,042
Total	$737,391,468	$1,150,303,319	$–	$1,887,694,787

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$112,483	$–	$–	$112,483
Closed-End Funds	9,050,770	–	–	9,050,770
Common Stocks	6,935	–	–	6,935
Convertible Preferred Stock	7,810	–	–	7,810
Preferred Stocks	–	–	75,000	75,000
Business Development Company Notes	1,105,940	–	–	1,105,940
Bank Loans	–	28,884,867	–	28,884,867
High Yield Debt	–	13,516,507	–	13,516,507
Short-Term Investments	6,027,542	–	–	6,027,542
Total	$16,311,480	$42,401,374	$75,000	$58,787,854

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$30,092	$–	$30,092
Total	$–	$30,092	$–	$30,092

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of October 1, 2017	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2018	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at June 30, 2018
High Income Fund
Preferred Stock	$75,000	$-	$-	$-	$-	$-	$75,000	$ -
	$75,000	$-	$-	$-	$-	$-	$75,000	$-

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2018:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Preferred Stock	$75,000	Last Transaction Price	Transaction Price

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Transaction Price	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers between Levels during the current period presented

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2018, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to a Fund.

If required by the swap agreement, the Funds, have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At June 30, 2018, the High Income Fund had $2,562,203 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the nine months ended June 30, 2018 were as follows:

Strategic Income Fund
Security Name	Share Balance as of September 30, 2017	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of June 30, 2018	Market Value as of June 30, 2018	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund, Class I	2,893,133	79,294	-	-	-	2,972,427	$28,324,554	$764,024	$(594,288)	$-
							$28,324,554	$764,024	$(594,288)	$-

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: August 29, 2018

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: August 29, 2018